                                                                          516317
--------------------          SAFECO Mutual Funds          ---------------------


                        SAFECO Growth Opportunities Fund

                               SAFECO Equity Fund

                          SAFECO Dividend Income Fund

                             SAFECO Northwest Fund

                        SAFECO International Stock Fund

                              SAFECO Balanced Fund

                        SAFECO Small Company Value Fund

                             SAFECO U.S. Value Fund

                                   Prospectus

                                 No-Load Class

                                  May 1, 2000

                           As revised January 5, 2001

   AS WITH ALL MUTUAL FUND SHARES, THE SECURITIES AND EXCHANGE
   COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OFFERED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS
   ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS
   COMMITTING A CRIME.

--------------------------------------------------------------------------------

                                [LOGO OF SAFECO]

Table of Contents

                                                                            PAGE
SAFECO Growth Opportunities Fund*..........................................   1

SAFECO Equity Fund.........................................................   5

SAFECO Dividend Income Fund**..............................................   9

SAFECO Northwest Fund......................................................  14

SAFECO International Stock Fund............................................  19

SAFECO Balanced Fund.......................................................  23

SAFECO Small Company Value Fund***.........................................  28

SAFECO U.S. Value Fund.....................................................  32

Additional Fund Facts......................................................  36

Management.................................................................  37

Portfolio Managers.........................................................  38

Financial Highlights.......................................................  39

Fund Distributions and Tax Considerations..................................  48

YOUR INVESTMENT............................................................  50

  How We Calculate the Value of Your Shares................................  50

  How We Value a Fund's Investments........................................  50

  Opening and Maintaining Your Account.....................................  51

  Purchasing Your Shares...................................................  54

  Selling Your Shares......................................................  60

  Exchanging Shares from One Fund to Another...............................  65

  Maintaining Your Account.................................................  69

  For More Information.....................................................  72

  * formerly SAFECO Growth Fund
 **  formerly SAFECO Income Fund
***  formerly SAFECO Small Company Stock Fund

SAFECO Growth Opportunities Fund

Objective

The SAFECO Growth Opportunities Fund seeks growth of capital and the increased income that ordinarily follows from such growth.

Principal Investment Strategies

The Growth Opportunities Fund ordinarily invests most of its assets in common stocks selected primarily for potential growth in value at a reasonable price. When evaluating a stock for purchase, the advisor considers the following factors:

 .  The strength of the company's balance sheet

 .  The quality of the management team

 .  The rate at which the company's earnings are projected to grow in the future

 Common stocks represent equity
 interests in a corporation.
 Stockholders participate in
 earnings if dividends are declared
 and have a claim to the assets of a
 corporation at dissolution, behind
 creditors and preferred stock
 owners.

The advisor seeks undervalued stocks with above-average growth potential. Although the portfolio may include companies of all sizes, many of the companies meeting the advisor's criteria for earnings growth are small in size and therefore quite volatile.

In selecting securities to buy, the advisor focuses on stocks that are attractively priced on a valuation basis. Most of the stocks in which the Fund invests have earnings growth potential, but may be trading at discounts relative to their industry peers and the overall market.

The advisor may decide to sell stocks if it believes that the company's growth prospects are no longer good or if the company fails to realize its growth potential. However, the Fund will keep holdings through periodic downturns if the advisor believes that the long-term growth prospects for the company are good. The Fund may sell some or all of its holdings in stocks that the advisor considers to be overvalued. Stocks may become overvalued as a result of overly optimistic earnings forecasts or because the market places unrealistic multiples on projected earnings. The Fund may also sell stocks if the advisor believes other companies present more attractive investment opportunities, or to raise cash to meet shareholder redemptions.

Principal Risk Factors

Loss of money is a risk of investing in the Growth Opportunities Fund. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests. The price of common stocks rises and falls in response to many factors, including the historical and prospective earnings of the issuers of the stock, the value of their assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Many of the stocks in this portfolio are more volatile than the general market. Because the Fund may invest in stocks issued by small companies, it may be subject to more frequent and more significant price movements. You should be prepared to see fluctuations in share price and variable investment returns. Due to the aggressive nature of the Growth Opportunities Fund, you should invest in it only if you are prepared to withstand market fluctuations over a period of several years.

Performance

Effective May 1, 2000 the name of the Fund was changed from SAFECO Growth Fund to SAFECO Growth Opportunities Fund.

The following bar chart and table provide some indication of the risks of investing in the Growth Opportunities Fund by showing how the Fund's performance has varied from year to year and how its average annual returns for the one, five and ten year periods compare to the Standard & Poor's 500 Index (S&P 500 Index), a widely recognized unmanaged index of stock performance. As with all mutual funds, past performance is not a prediction of future results.

Total return is a measure of investment performance over a period of time. It includes dividends and capital gain distributions, as well as share price gain or loss.

SAFECO Growth Opportunities
        Fund Chart

 Year             Percent
 Ended            Return
--------          -------
12/31/90          -14.96%
12/31/91           62.65%
12/31/92           -3.07%
12/31/93           22.19%
12/31/94           -1.62%
12/31/95           26.10%
12/31/96           22.90%
12/31/97           49.96%
12/31/98            4.37%
12/31/99            2.64%

During the 10-year period shown in the bar chart, the highest quarterly return was 31.27% for the quarter ended March 31, 1991, and the lowest return was - 29.15% for the quarter ended September 30, 1990.

                          Average Annual Total Returns
                            as of December 31, 1999

The following table shows how the Growth Opportunities Fund's No-Load Class average annual returns compare to the S&P 500 Index:

                                    1 year 5 years 10 years
  SAFECO Growth Opportunities Fund   2.64% 20.01%   14.91%
-----------------------------------------------------------
  S&P 500 Index*                    21.04% 28.54%   18.19%

* The S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The index reflects the reinvestment of dividends, if any, and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. This index is used for comparison purposes only, and the Fund's holdings do not necessarily mirror the index. Performance is based on historical earnings and does not indicate the Fund's future performance.

Investment returns and principal value vary with market conditions. Your shares may be worth more or less than their original cost when you sell them.

Fees and Expenses

The following paragraphs describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

No-Load Class Shares of the Growth Opportunities Fund are sold without any initial sales charge (load) or contingent deferred sales charges. There are no exchange or redemption fees (except a $20 charge for wire redemptions). A $12 annual "small account" fee will be charged for accounts with balances under $1,000 in the Fund at year end.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

      Management Fees                       0.60%
      12b-1 Fees                             NONE
      Other Expenses                        0.47%
      Total Annual Fund Operating Expenses  1.07%
      Fee Waiver*                           0.07%
      Net Expenses                          1.00%

* Adjusted to reflect the effect of the fee waiver on a calendar year basis, stated as a percentage of the Fund's average daily net assets. SAFECO Asset Management Company (SAM) has contractually agreed, from May 1, 1999 through April 30, 2009, to pay the Fund's other expenses which exceed, in any given month, the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fees, brokerage commissions, taxes, interest or extraordinary expenses. To the extent that the aggregate amount SAM paid or assumed in any prior months in a given year (May 1, 1999 through April 30, 2009) exceed the Expense Limitation, SAM may offset such amounts against the Expense Limitation for the current month.

 Management fees are paid to SAFECO Asset Management Company (SAM) for investment advisory services including the provision of research, supervision and assistance in the management of the Fund.

 Other expenses include custody, accounting and administrative expenses; transfer agency and related expenses; shareholder servicing expenses; expenses related to preparing, printing and delivering prospectuses and shareholder reports; the expenses of holding shareholder meetings; legal and audit fees, trustees' compensation; federal and state registration fees; and extraordinary expenses.

Example

This example is intended to help you compare the cost of investing in the Growth Opportunities Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Growth Opportunities Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net operating expenses remain the same. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                 1 year 3 years 5 years 10 years
  No-Load Class   $102   $318    $552    $1,225


SAFECO Equity Fund

Objective

The SAFECO Equity Fund seeks long-term growth of capital and reasonable current income.

Principal Investment Strategies

The Equity Fund will invest, during normal market conditions, at least 65% of its total assets in equity securities. The Equity Fund invests primarily in common stocks of large, established companies that are proven performers. When selecting stocks for the Equity Fund, the advisor looks for companies having:

 .  Predictable earnings growth

 .  Good value relative to earnings prospects

 Common stocks represent equity
 interests in a corporation.
 Stockholders participate in
 earnings if dividends are declared
 and have a claim to the assets of a
 corporation at dissolution, behind
 creditors and preferred stock
 owners.


The Fund buys stocks for which the advisor believes the three- to five-year earnings per share outlook is good. The advisor may sell these stocks if prices become expensive relative to the three-year outlook for earnings or if earnings prospects deteriorate. The Fund may also buy stocks for which the advisor foresees a specific short-term earnings catalyst, such as a cost cutting program or company restructure. The advisor may decide to sell these stocks if the earnings catalyst is not successful or if the stock price reaches a specific target. The advisor may also sell a portion of the Fund's holdings in a company if the market value of that security holding becomes too large and exceeds the proportion of the overall portfolio the advisor wants to invest in the stock, or to raise cash to meet shareholder redemptions.


Principal Risk Factors

Loss of money is a risk of investing in the Equity Fund. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests. The price of common stocks rises and falls in response to many factors, including the historical and prospective earnings of the issuers of the stock, the value of their assets, general economic conditions, interest rates, investor perceptions and market liquidity. The Equity Fund may be suitable for you if you seek an attractive total return on your investment but are uncomfortable with a more aggressive growth fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the Equity Fund by showing how the Fund's performance has varied from year to year and how its average annual returns for the one, five and ten year periods compare to the Standard & Poor's 500 Index (S&P 500 Index), a widely recognized unmanaged index of stock performance. As with all mutual funds, past performance is not a prediction of future results.

Total return is a measure of investment performance over a period of time. It includes dividends and capital gain distributions, as well as share price gain or loss.

SAFECO Equity Fund Chart

 Year             Percent
 Ended            Return
--------          -------
12/31/90           -8.57%
12/31/91           27.91%
12/31/92            9.26%
12/31/93           30.91%
12/31/94            9.93%
12/31/95           25.26%
12/31/96           25.01%
12/31/97           24.21%
12/31/98           24.93%
12/31/99            9.37%

During the 10-year period shown in the bar chart, the highest quarterly return was 18.72% for the quarter ended December 31, 1998, and the lowest return was - 16.44% for the quarter ended September 30, 1990.

                          Average Annual Total Returns
                            as of December 31, 1999

The following table shows how the Equity Fund's No-Load Class average annual returns compare to the S&P 500 Index:

                      1 year 5 years 10 years
  SAFECO Equity Fund   9.37% 21.59%   17.19%
  S&P 500 Index*      21.04% 28.54%   18.19%

* The S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The index reflects the reinvestment of dividends, if any, and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. This index is used for comparison purposes only, and the Fund's holdings do not necessarily mirror the index. Performance is based on historical earnings and does not indicate the Fund's future performance.

Investment returns and principal value vary with market conditions. Your shares may be worth more or less than their original cost when you sell them.

Fees and Expenses

The following paragraphs describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

No-Load Class Shares of the Equity Fund are sold without any initial sales charge (load) or contingent deferred sales charges. There are no exchange or redemption fees (except a $20 charge for wire redemptions). A $12 annual "small account" fee will be charged for accounts with balances under $1,000 in the Fund at year end.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

      Management Fees                       0.56%
      12b-1 Fees                             NONE
      Other Expenses                        0.27%
      Total Annual Fund Operating Expenses  0.83%
      Fee Waiver*                           0.00%
      Net Expenses                          0.83%

* SAFECO Asset Management Company (SAM) has contractually agreed, from May 1, 1999 through April 30, 2009, to pay the Fund's aggregate operating expenses which exceed, in any given month, the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, brokerage commissions, taxes, interest or extraordinary expenses. To the extent that the aggregate amount SAM paid or assumed in any prior months in a given year (May 1, 1999 through April 30, 2009) exceed the Expense Limitation, SAM may offset such amounts against the Expense Limitation for the current month.

 Management fees are paid to SAFECO Asset Management Company (SAM) for investment advisory services including the provision of research, supervision and assistance in the management of the Fund.

 Other expenses include custody, accounting and administrative expenses; transfer agency and related expenses; shareholder servicing expenses; expenses related to preparing, printing and delivering prospectuses and shareholder reports; the expenses of holding shareholder meetings; legal and audit fees, trustees' compensation; federal and state registration fees; and extraordinary expenses.

Example

This example is intended to help you compare the cost of investing in the Equity Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net operating expenses remain the same. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                 1 year 3 years 5 years 10 years
  No-Load Class   $85    $265    $460    $1,025

SAFECO Dividend Income Fund

Objective

The SAFECO Dividend Income Fund seeks high current income and, when consistent with its objective, long-term growth of capital.

Principal Investment Strategies

The Dividend Income Fund will invest, during normal market conditions, at least 65% of its total assets in dividend-paying securities, primarily common stocks. The Fund may invest in convertible corporate bonds and preferred stocks (including corporate bonds and preferred stocks that convert to common stock either automatically after a specified period of time or at the option of the issuer).

 Common stocks represent equity
 interests in a corporation.
 Stockholders participate in
 earnings if dividends are declared
 and have a claim to the assets of a
 corporation at dissolution, behind
 creditors and preferred stock
 owners.

 Convertible corporate bonds are
 corporate debt securities which can
 be converted or exchanged for
 common stock. Their prices are
 influenced by changes in interest
 rates and the value of the assets
 into which they may be converted or
 exchanged.

 Preferred stocks are equity
 securities whose owners have a
 claim on a company's earnings and
 assets before holders of common
 stock, but after creditors.
 Preferred stocks generally pay more
 income and are less volatile than
 common stocks.


The advisor generally seeks companies having:

 .  Strong earnings

 .  A history of dividend growth

 .  Attractive share prices

 .  Excellent growth potential

Less than 35% of the Dividend Income Fund's net assets will be invested in convertible corporate bonds that are rated below investment grade or comparable unrated bonds (commonly referred to as "junk" or high-yield bonds).

In selecting securities to buy, the advisor analyzes various valuation measures, such as the ratio of a company's price to earnings, price to revenues and price to cash flow, compared to its historical ratios, industry comparisons, the ratio for the company's competitors and companies with similar growth rates.

The advisor may decide to sell a security once it meets the advisor's price target, if the company's earnings prospects or other fundamental value indicators deteriorate, or to raise cash to meet shareholder redemptions.

Principal Risk Factors

Loss of money is a risk of investing in the Dividend Income Fund. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests. The price of common stocks rises and falls in response to many factors, including the historical and prospective earnings of the issuers of the stock, the value of their assets, general economic conditions, interest rates, investor perceptions and market liquidity.

There are special risks associated with bonds, including convertible corporate bonds, that are rated below investment grade. These risks include greater price volatility, sensitivity to interest rate changes, reduced liquidity and a higher risk of repayment default than is the case for investment-grade securities. Issuers of such bonds may have a reduced ability to overcome short-term economic downturns or adverse corporate developments than more creditworthy issuers. As a result, financial difficulties may have a more pronounced effect on their ability to repay debts. The Dividend Income Fund may be suitable for you if you want a current income component to your stock investments.

Performance

Effective May 1, 2000 the name of the Fund was changed from SAFECO Income Fund to SAFECO Dividend Income Fund.

The following bar chart and table provide some indication of the risks of investing in the Dividend Income Fund by showing how the Fund's performance has varied from year to year and how its average annual returns for the one, five and ten year periods compare to the Standard & Poor's 500 Index (S&P 500 Index), a widely recognized unmanaged index of stock performance. As with all mutual funds, past performance is not a prediction of future results.

Total return is a measure of investment performance over a period of time. It includes dividends and capital gain distributions, as well as share price gain or loss.

SAFECO Dividend Income
      Fund Chart

 Year             Percent
 Ended            Return
--------          -------
12/31/90          -10.75%
12/31/91           23.25%
12/31/92           11.47%
12/31/93           12.55%
12/31/94           -1.09%
12/31/95           30.36%
12/31/96           23.99%
12/31/97           26.43%
12/31/98            6.31%
12/31/99            1.17%

During the 10-year period shown in the bar chart, the highest quarterly return was 14.55% for the quarter ended December 31, 1998, and the lowest return was -17.50% for the quarter ended September 30, 1998.

                          Average Annual Total Returns
                            as of December 31, 1999

The following table shows how the Dividend Income Fund's No-Load Class average annual returns compare to the S&P 500 Index:

                               1 year 5 years 10 years
  SAFECO Dividend Income Fund   1.17% 17.06%   11.61%
------------------------------------------------------
  S&P 500 Index*               21.04% 28.54%   18.19%

* The S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The index reflects the reinvestment of dividends, if any, and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. This index is used for comparison purposes only, and the Fund's holdings do not necessarily mirror the index. Performance is based on historical earnings and does not indicate the Fund's future performance.

Investment returns and principal value vary with market conditions. Your shares may be worth more or less than their original cost when you sell them.

Fees and Expenses

The following paragraphs describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

No-Load Class Shares of the Dividend Income Fund are sold without any initial sales charge (load) or contingent deferred sales charges. There are no exchange or redemption fees (except a $20 charge for wire redemptions). A $12 annual "small account" fee will be charged for accounts with balances under $1,000 in the Fund at year end.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

      Management Fees                       0.67%
      12b-1 Fees                             NONE
      Other Expenses                        0.32%
      Total Annual Fund Operating Expenses  0.99%
      Fee Waiver*                           0.00%
      Net Expenses                          0.99%

* SAFECO Asset Management Company (SAM) has contractually agreed, from May 1, 1999 through April 30, 2009, to pay the Fund's aggregate operating expenses which exceed, in any given month, the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, brokerage commissions, taxes, interest or extraordinary expenses. To the extent that the aggregate amount SAM paid or assumed in any prior months in a given year (May 1, 1999 through April 30, 2009) exceed the Expense Limitation, SAM may offset such amounts against the Expense Limitation for the current month.

 Management fees are paid to SAFECO Asset Management Company (SAM) for investment advisory services including the provision of research, supervision and assistance in the management of the Fund.

 Other expenses include custody, accounting and administrative expenses; transfer agency and related expenses; shareholder servicing expenses; expenses related to preparing, printing and delivering prospectuses and shareholder reports; the expenses of holding shareholder meetings; legal and audit fees, trustees' compensation; federal and state registration fees; and extraordinary expenses.


Example

This example is intended to help you compare the cost of investing in the Dividend Income Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Dividend Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net operating expenses remain the same. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                 1 year 3 years 5 years 10 years
  No-Load Class   $101   $315    $547    $1,213

SAFECO Northwest Fund

Objective

The SAFECO Northwest Fund seeks long-term growth of capital through investing primarily in Northwest companies.

Principal Investment Strategies

The Northwest Fund invests at least 65% of its total assets in shares of common stocks of companies located in the Northwest, selected primarily for potential long-term appreciation.

 Common stocks represent equity
 interests in a corporation.
 Stockholders participate in
 earnings if dividends are declared
 and have a claim to the assets of a
 corporation at dissolution, behind
 creditors and preferred stock
 owners.

 Index futures give the fund the
 right to receive an amount of cash
 if the closing level of the stock
 index upon which the contract is
 based is greater than (in the case
 of a call) or less than (in the
 case of a put) the strike price at
 a predetermined exercise price for
 a given period of time.

When selecting stocks, the advisor looks for companies with:

 .  Principal executive offices in Alaska, Idaho, Montana, Oregon or Washington

 .  Faster earnings growth than their competitors

 .  A share price that represents good value

The Fund may invest a larger percentage of its assets in technology companies than do other regional funds or more general multi-cap funds, because technology is a clear driver of the Washington state economy. The Fund's technology holdings may include telecommunications, medical technology and computer-related companies.

The Fund may invest in index futures as a cash management technique.

In deciding whether to buy a company's stock, the advisor focuses on stocks that are attractively priced on a valuation basis -- preferring companies that have low price-to-earnings ratios when compared to other companies in the same industry. The Fund may sell stocks that have reached a specific price target or that the advisor considers to be overvalued compared with other stocks in the industry. Stocks may become overvalued when earnings forecasts are too optimistic or the market places unrealistic multiples on projected earnings. The advisor may also sell a company's stock when the advisor believes that the growth prospects for the company are no longer good, if the company fails to realize its growth potential, if the advisor believes there are more attractive opportunities elsewhere, or to raise cash to meet shareholder redemptions.

Principal Risk Factors

Loss of money is a risk of investing in the Northwest Fund. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests. The price of common stocks rises and falls in response to many factors, including the historical and prospective earnings of the issuers of the stock, the value of their assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Northwest Fund carries special risks due to its geographic concentration. These include a smaller universe of securities to choose from and fluctuations in the regional economy. Many of the companies whose securities are purchased for the Northwest Fund are small in size and may therefore be more volatile. The Northwest Fund may be suitable for you if you seek long-term growth and are prepared to withstand the risks associated with geographic concentration.

The value of the Fund's shares may be particularly vulnerable to factors affecting the telecommunications and technology industries, such as substantial governmental regulation and the need for governmental approvals, dependency on consumer and business acceptance as new technologies evolve, and large and rapid price movements resulting from, among other things, fierce competition in these industries. Additional factors affecting the technology industry and the value of your shares include rapid obsolescence of products and services, short product cycles and aggressive pricing. Many technology companies are small and are at an early stage of development and, therefore, may be subject to risks such as those arising out of limited product lines, markets and financial and managerial resources.

Investment in futures is subject to the risk that the advisor may take a position opposite to the direction in which the market or index actually moves. Also, the price of the futures contract may not move in the same direction as the price of the underlying security. There may not be a liquid secondary market in which to resell futures contracts if the advisor wants to close out a futures position before the contract expires.

The Fund's investment in start-up companies and its participation in initial public offerings (IPOs) contributed to the Fund's performance in 1999. Future results may be different if the Fund is not able to participate in "hot" IPOs (stocks which trade at high premiums immediately after the public offering compared to the initial public offering price).

Performance

The following bar chart and table provide some indication of the risks of investing in the Northwest Fund by showing how the Fund's performance has varied from year to year and how its average annual returns for the one and five year periods, and since the date of the Fund's inception, compare to the Standard & Poor's 500 Index (S&P 500 Index), a widely recognized unmanaged index of stock performance. As with all mutual funds, past performance is not a prediction of future results.

Total return is a measure of investment performance over a period of time. It includes dividends and capital gain distributions, as well as share price gain or loss.

SAFECO Northwest Fund Chart

 Year             Percent
 Ended            Return
--------          -------
12/31/90
12/31/91
12/31/92           14.08%
12/31/93            1.03%
12/31/94           -1.55%
12/31/95           20.17%
12/31/96           15.04%
12/31/97           31.12%
12/31/98            3.50%
12/31/99           54.25%

Since the Fund's inception in 1991, the highest quarterly return was 34.90% for the quarter ended December 31, 1999, and the lowest return was -20.43% for the quarter ended September 30, 1998.

                          Average Annual Total Returns
                            as of December 31, 1999

The following table shows how the Northwest Fund's No-Load Class average annual returns compare to the S&P 500 Index:

                                        February 7, 1991
                                         (inception) to
                         1 year 5 years December 31, 1999
  SAFECO Northwest Fund  54.25% 23.68%       16.27%
---------------------------------------------------------
  S&P 500 Index*         21.04% 28.54%       20.03%

* The S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The index reflects the reinvestment of dividends, if any, and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. This index is used for comparison purposes only and the Fund's holdings do not necessarily mirror the index. Performance is based on historical earnings and does not indicate the Fund's future performance.

Investment returns and principal value vary with market conditions. Your shares may be worth more or less than their original cost when you sell them.

Fees and Expenses

The following paragraphs describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

No-Load Class Shares of the Northwest Fund are sold without any initial sales charge (load) or contingent deferred sales charges. There are also no exchange or redemption fees (except a $20 charge for wire redemptions). A $12 annual "small account" fee will be charged for accounts with balances under $1,000 in the Fund at year end.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

      Management Fees*                      0.70%
      12b-1 Fees                             NONE
      Other Expenses                        0.46%
      Total Annual Fund Operating Expenses  1.16%
      Fee Waiver**                          0.06%
      Net Expenses                          1.10%

 * Restated to reflect current expenses stated as a percentage of the Fund's average daily net assets.
** Adjusted to reflect the effect of the fee waiver on a calendar year basis, stated as a percentage of the Fund's average daily net assets. SAFECO Asset Management Company (SAM) has contractually agreed, from May 1, 1999 through April 30, 2009, to pay the Fund's aggregate operating expenses which exceed, in any given month, the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, brokerage commissions, taxes, interest or extraordinary expenses. To the extent that the aggregate amount SAM paid or assumed in any prior months in a given year (May 1, 1999 through April 30, 2009) exceed the Expense Limitation, SAM may offset such amounts against the Expense Limitation for the current month.

 Management fees are paid to SAFECO Asset Management Company (SAM) for investment advisory services including the provision of research, supervision and assistance in the management of the Fund.

 Other expenses include custody, accounting and administrative expenses; transfer agency and related expenses; shareholder servicing expenses; expenses related to preparing, printing and delivering prospectuses and shareholder reports; the expenses of holding shareholder meetings; legal and audit fees, trustees' compensation; federal and state registration fees; and extraordinary expenses.


Example

This example is intended to help you compare the cost of investing in the Northwest Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Northwest Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net operating expenses remain the same. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                 1 year 3 years 5 years 10 years
  No-Load Class   $112   $350    $606    $1,340

SAFECO International Stock Fund

Objective

The SAFECO International Stock Fund seeks maximum long-term total return (capital appreciation and income) by investing primarily in common stocks of established non-U.S. companies.

Principal Investment Strategies

The International Stock Fund, under normal market conditions, invests at least 65% of its total assets in the common stock of companies domiciled in countries other than the United States. When selecting stocks, Bank of Ireland Asset Management (U.S.) Limited, the sub-advisor that manages the International Stock Fund, focuses on stocks that:

 .  Appear undervalued

 .  Are liquid and readily traded on established foreign exchanges

 Common stocks represent equity
 interests in a corporation.
 Stockholders participate in
 earnings if dividends are declared
 and have a claim to the assets of a
 corporation at dissolution, behind
 creditors and preferred stock
 owners.

 Futures contracts are agreements to
 buy or sell a specific amount of a
 commodity or financial investment
 at a particular price on a stated
 future date.

 Forward contracts, such as forward
 foreign currency exchange
 contracts, are agreements to
 purchase or sell foreign currency
 at a particular price on a stated
 future date. The contracts enable
 the Fund to "lock in" the U.S.
 dollar price of a security position
 or anticipated dividend or interest
 payment.


To reduce the risks associated with fluctuations in foreign currency values, security prices and interest rates, the International Stock Fund may invest in futures contracts and forward contracts for hedging purposes.

In deciding whether to buy a company's stock, the sub-advisor focuses on stocks that are attractively priced on a valuation basis -- preferring companies that have low price-to-earnings ratios when compared to their historic ratios, to other companies in the same industry, or to companies with similar growth records. The sub-advisor may sell a stock when it reaches a specific price target, when the sub-advisor believes the company's earnings prospects or other fundamental value indicators have deteriorated, or to raise cash to meet shareholder redemptions.

Principal Risk Factors

Loss of money is a risk of investing in the International Stock Fund. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests. The price of common stocks rises and falls in response to many factors, including the historical and prospective earnings of the issuers of the stock, the value of their assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Overseas investing carries potential risks not associated with domestic investments. These risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, and (7) delays in transaction settlement in some foreign markets.

Investment in futures contracts and options is subject to the risk that the sub-advisor may take a position opposite to the direction in which the market actually moves. Also, the price of the future or option contract may not move in the same direction as the price of the underlying security. There may not be a liquid secondary market in which to resell futures contracts and options if the sub-advisor wants to close out a futures position before the contract expires. Losses from the use of a futures contract could exceed the Fund's initial investment in the contract. The International Stock Fund may be suitable for you if you want exposure to international equity markets.

Performance

The following bar chart and table provide some indication of the risks of investing in the International Stock Fund by showing how the Fund's performance has varied from year to year and how its average annual returns for one year and since the date of the Fund's inception compare to the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, a recognized unmanaged index of international stock performance. As with all mutual funds, past performance is not a prediction of future results.

Total return is a measure of investment performance over a period of time. It includes dividends and capital gain distributions, as well as share price gain or loss.

SAFECO International Stock
        Fund Chart

 Year             Percent
 Ended            Return
--------          -------
12/31/90
12/31/91
12/31/92
12/31/93
12/31/94
12/31/95
12/31/96
12/31/97            4.55%
12/31/98           14.26%
12/31/99           29.00%

Since the Fund's inception in 1996, the highest quarterly return was 19.79% for the quarter ended December 31, 1999, and the lowest return was -17.39% for the quarter ended September 30, 1998.

                          Average Annual Total Returns
                            as of December 31, 1999

The following table shows how the International Stock Fund's No-Load Class average annual returns compare to the MSCI EAFE Index:

                                   January 31, 1996
                                    (inception) to
                            1 year December 31, 1999
  International Stock Fund  29.00%      15.53%
----------------------------------------------------
  MSCI EAFE Index*          25.27%      11.75%

* The MSCI EAFE Index is an unmanaged index comprised of 21 developed equity markets outside of North America. The index reflects the reinvestment of dividends, if any, and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. This index is used for comparison purposes only, and the Fund's holdings do not necessarily mirror the index. Performance is based on historical earnings and does not indicate the Fund's future performance.

Investment returns and principal value vary with market conditions. Your shares may be worth more or less than their original cost when you sell them.

Fees and Expenses

The following paragraphs describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

No-Load Class Shares of the International Stock Fund are sold without any initial sales charge (load) or contingent deferred sales charges. There are no exchange or redemption fees (except a $20 charge for wire redemptions). A $12 annual "small account" fee will be charged for accounts with balances under $1,000 in the Fund at year end.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

      Management Fees*                      1.00%
      12b-1 Fees                             NONE
      Other Expenses                        0.69%
      Total Annual Fund Operating Expenses  1.69%
      Fee Waiver**                          0.29%
      Net Expenses                          1.40%

 * Restated to reflect current expenses stated as a percentage of the Fund's average daily net assets.
** Adjusted to reflect the effect of the fee waiver on a calendar year basis, stated as a percentage of the Fund's average daily net assets. SAFECO Asset Management Company (SAM) has contractually agreed, from May 1, 1999 through April 30, 2009, to pay the Fund's aggregate operating expenses which exceed, in any given month, the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, brokerage commissions, taxes, interest or extraordinary expenses. To the extent that the aggregate amount SAM paid or assumed in any prior months in a given year (May 1, 1999 through April 30, 2009) exceed the Expense Limitation, SAM may offset such amounts against the Expense Limitation for the current month.

 Management fees are paid to SAFECO Asset Management Company (SAM) for investment advisory services including the provisions of research, supervision and assistance in the management of the Fund.

 Other expenses include custody, accounting and administrative expenses; transfer agency and related expenses; shareholder servicing expenses; expenses related to preparing, printing and delivering prospectuses and shareholder reports; the expenses of holding shareholder meetings; legal and audit fees, trustees' compensation; federal and state registration fees; and extraordinary expenses.

Example

This example is intended to help you compare the cost of investing in the International Stock Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the International Stock Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net operating expenses remain the same. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                 1 year 3 years 5 years 10 years
  No-Load Class   $143   $443    $766    $1,680

SAFECO Balanced Fund

Objective

The SAFECO Balanced Fund seeks growth and income consistent with the preservation of capital.

Principal Investment Strategies

The Balanced Fund will ordinarily invest from 50% to 70% of its total assets in common stocks and at least 25% of its total assets in debt securities.

 Common stocks represent equity
 interests in a corporation.
 Stockholders participate in
 earnings if dividends are declared
 and have a claim to the assets of a
 corporation at dissolution, behind
 creditors and preferred stock
 owners.

 Debt securities are interest paying
 instruments issued by corporations
 or other issuers.



When selecting stocks, the advisor focuses on companies that it believes:

 . Are undervalued, as measured by low price-to-earnings ratios and high relative dividend yields

 .  Have good long-term potential to increase in value

In selecting stocks to buy for the Fund, the advisor focuses on companies whose stock the advisor believes will have higher yields, higher return on equity, or greater earnings-per-share and growth rates over the next three- to five-year period when compared with the Standard & Poor's 500 Index (S&P 500 Index) average. The advisor may decide to sell securities if the advisor believes that the issuer no longer has the potential to meet targeted yield, earnings or growth rates, if the securities reach a specific price target, if the advisor believes there are more attractive opportunities elsewhere, or to raise cash to meet shareholder redemptions.

In selecting debt securities, the advisor may invest in U.S. government securities, investment-grade debt obligations, and certain non-rated debt obligations that the advisor believes are of investment-grade quality. The advisor considers the issuer's creditworthiness, the sensitivity of the security to changes in interest rates, the market sector represented by the security and the level to which that market sector is already represented in the portfolio. The advisor may decide to sell a debt security if it is concerned about an issuer's credit risk, if the security becomes fully valued, if a more attractive alternative is available, or to raise cash to meet shareholder redemptions.


 Bond ratings indicate an issuer's
 financial strength and ability to
 meet its debt obligations. The
 advisor may use the rating services
 of Moody's, S&P or Fitch.

 Investment-grade securities are
 rated by these services as follows:

   Moody's       S&P      Fitch
   -------       ---      -----
     Aaa         AAA       AAA
     Aa          AA        AA
      A           A        A
     Baa         BBB       BBB

Principal Risk Factors

Loss of money is a risk of investing in the Balanced Fund. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests. The price of common stocks rises and falls in response to many factors, including the historical and prospective earnings of the issuers of the stock, the value of their assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The price of debt securities will move in the opposite direction of changes in interest rates. That is, generally when market interest rates rise the price of the Balanced Fund's debt securities will fall, and when market interest rates fall the price of the Balanced Fund's debt securities will rise. Also, such changes in price generally will be greater the longer the maturity of the debt security. Although securities in the top four rating categories are considered to be "investment grade," Moody's considers bonds rated "Baa" to have speculative characteristics. Because the portfolio includes both stocks and bonds, the Balanced Fund may be suitable for you if you are an investor who wants exposure to equity and debt securities in a single investment.

Performance

The following bar chart and table provide some indication of the risks of investing in the Balanced Fund by showing how the Fund's performance has varied from year to year and how its average annual returns for one year and since the date of the Fund's inception compare to the Standard & Poor's 500 Index (S&P 500 Index), a widely recognized unmanaged index of stock performance, and with a composite index of which 60% represents the performance of the S&P 500 Index and 40% represents the performance of the Lehman Brothers Government/Corporate Index, an unmanaged index of governmental and investment-grade corporate bond performance. The equity and debt security blend of the composite index reflects the approximate asset mix of the Balanced Fund. As with all mutual funds, past performance is not a prediction of future results.

Total return is a measure of investment performance over a period of time. It includes dividends and capital gain distributions, as well as share price gain or loss.

SAFECO Balanced Fund Chart

 Year             Percent
 Ended            Return
--------          -------
12/31/90
12/31/91
12/31/92
12/31/93
12/31/94
12/31/95
12/31/96
12/31/97           16.64%
12/31/98           12.56%
12/31/99            1.05%

Since the Fund's inception in 1996, the highest quarterly return was 10.17 % for the quarter ended December 31, 1998; and the lowest return was -6.48% for the quarter ended September 30, 1999.

                          Average Annual Total Returns
                            as of December 31, 1999

The following table shows how the Balanced Fund's No-Load Class average annual returns compare to the S&P 500 Index and the composite S&P/Lehman Brothers
Index:

                                                January 31, 1996
                                                 (inception) to
                                         1 year December 31, 1999
  SAFECO Balanced Fund                   1.05%        10.48%
-----------------------------------------------------------------
  S&P 500 Index*                         21.04%      26.25%
-----------------------------------------------------------------
  Composite S&P/Lehman Brothers Index**  11.77%      17.49%

 * The S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The index reflects the reinvestment of dividends, if any, and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. This index is used for comparison purposes only, and the Fund's holdings do not necessarily mirror the index. Performance is based on historical earnings and does not indicate the Fund's future performance.
** The composite S&P/Lehman Brothers Index is a combination of two widely known indices in proportion to the approximate asset mix of the Balanced Fund. 60% of the index consists of the performance of the S&P 500 Index, which represents the equity portion of the Fund, and 40% of the index consists of the Lehman Brothers Gov't/Corp. Index, which represents the fixed income portion. The Lehman Brothers Gov't/Corp. Index is an unmanaged index comprised of every major U.S. government and investment-grade corporate bond with more than a year remaining until maturity. The index is used for comparison purposes only, and the Fund's holdings do not necessarily mirror the index.

Investment returns and principal value vary with market conditions. Your shares may be worth more or less than their original cost when you sell them.

Fees and Expenses

The following paragraphs describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

No-Load Class Shares of the Balanced Fund are sold without any initial sales charge (load) or contingent deferred sales charges. There are no exchange or redemption fees (except a $20 charge for wire redemptions). A $12 annual "small account" fee will be charged for accounts with balances under $1,000 in the Fund at year end.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

      Management Fees*                      0.70%
      12b-1 Fees                             NONE
      Other Expenses                        0.62%
      Total Annual Fund Operating Expenses  1.32%
      Fee Waiver**                          0.22%
      Net Expenses                          1.10%

 * Restated to reflect current expenses stated as a percentage of the Fund's average daily net assets.
** Adjusted to reflect the effect of the fee waiver on a calendar year basis, stated as a percentage of the Fund's average daily net assets. SAFECO Asset Management Company (SAM) has contractually agreed, from May 1, 1999 through April 30, 2009, to pay the Fund's aggregate operating expenses which exceed, in any given month, the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, brokerage commissions, taxes, interest or extraordinary expenses. To the extent that the aggregate amount SAM paid or assumed in any prior months in a given year (May 1, 1999 through April 30, 2009) exceed the Expense Limitation, SAM may offset such amounts against the Expense Limitation for the current month.

 Management fees are paid to SAFECO Asset Management Company (SAM) for investment advisory services including the provision of research, supervision and assistance in the management of the Fund.

 Other expenses include custody, accounting and administrative expenses; transfer agency and related expenses; shareholder servicing expenses; expenses related to preparing, printing and delivering prospectuses and shareholder reports; the expenses of holding shareholder meetings; legal and audit fees, trustees' compensation; federal and state registration fees; and extraordinary expenses.


Example

This example is intended to help you compare the cost of investing in the Balanced Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Balanced Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net operating expenses remain the same. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                 1 year 3 years 5 years 10 years
  No-Load Class   $112   $350    $606    $1,340

SAFECO Small Company Value Fund

Objective

The SAFECO Small Company Value Fund seeks long-term growth of capital through investing primarily in small-sized companies.

Principal Investment Strategies

The Small Company Value Fund invests at least 65% of its total assets in common stocks and preferred stocks of small-sized companies with total market capitalization at the time of investment of less than $1.5 billion.

 Market capitalization is the value
 of a corporation as determined by
 the market price of its issued and
 outstanding common stock. It is
 calculated by multiplying the
 number of outstanding shares by the
 current market price of a share.

When selecting stocks for the Small Company Value Fund, the advisor looks for companies having:

 . Long-term appreciation potential based on above-average or improving earnings growth rates

 .  Attractive relative values

 . A policy of reinvesting earnings back into the company rather than paying dividends to shareholders

In determining whether to sell stocks, the advisor will consider whether the companies' growth prospects have deteriorated, whether the companies have realized their growth potential, or whether their stock prices have reached specific targets. In addition, the Fund may sell or reduce its holdings in companies when the advisor believes their stock prices are too high in relation to their prospects for growth, if a more attractive alternative is available, or to raise cash to meet shareholder redemptions.

Principal Risk Factors

Loss of money is a risk of investing in the Small Company Value Fund. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests. The price of common stocks rises and falls in response to many factors, including the historical and prospective earnings of the issuers of the stock, the value of their assets, general economic conditions, interest rates, investor perceptions and market liquidity. The values of small company stocks may be more volatile than are those of larger or well-established companies.

Investments in small or newly formed companies involve greater risks than investments in larger, more established issuers, and their securities can be subject to more abrupt and erratic movements in price. You should be prepared to see fluctuations in share price and variable investment returns. Because small company stocks can be quite volatile, you should invest in the Small Company Value Fund only if you can withstand wide fluctuations in share price.

The Fund's investment in start-up companies and its participation in initial public offerings (IPOs) contributed to the Fund's performance in 1999. Future results may be different if the Fund is not able to participate in "hot" IPOs (stocks which trade at high premiums immediately after the public offering compared to the initial public offering price).

Performance

Effective May 1, 2000 the name of the Fund was changed from SAFECO Small Company Stock Fund to SAFECO Small Company Value Fund.

The following bar chart and table provide some indication of the risks of investing in the Small Company Value Fund by showing how the Fund's performance has varied from year to year and how its average annual returns for one year and since the date of the Fund's inception compare to the Russell 2000 Index, a recognized unmanaged index representative of small company stocks. As with all mutual funds, past performance is not a prediction of future results.

Total return is a measure of investment performance over a period of time. It includes dividends and capital gain distributions, as well as share price gain or loss.

SAFECO Small Company Value Chart

 Year             Percent
 Ended            Return
--------          -------
12/31/90
12/31/91
12/31/92
12/31/93
12/31/94
12/31/95
12/31/96
12/31/97           23.38%
12/31/98          -21.57%
12/31/99           14.07%

Since the Fund's inception in 1996, the highest quarterly return was 27.05% for the quarter ended December 31, 1999, and the lowest return was -33.97% for the quarter ended September 30, 1998.

                          Average Annual Total Returns
                            as of December 31, 1999

The following table shows how the Small Company Value Fund's No-Load Class average annual returns compare to the Russell 2000 Index:

                                          January 31, 1996
                                           (inception) to
                                   1 year December 31, 1999
  SAFECO Small Company Value Fund  14.07%       8.56%
-----------------------------------------------------------
  Russell 2000 Index*              21.39%      14.37%

* The Russell 2000 Index is an unmanaged index containing common stocks of the 2000 smallest companies within the Russell 3000 Index. The Russell 3000 Index consists of the 3,000 largest U.S. stocks in terms of market capitalization. The index reflects the reinvestment of dividends, if any, and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The index is used for comparison purposes only, and the Fund's holdings do not necessarily mirror the index. Performance is based on historical earnings and does not indicate the Fund's future performance.

Investment returns and principal value vary with market conditions. Your shares may be worth more or less than their original cost when you sell them.

Fees and Expenses

The following paragraphs describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

No-Load Class Shares of the Small Company Value Fund are sold without any initial sales charge (load) or contingent deferred sales charges. There are no exchange or redemption fees (except a $20 charge for wire redemptions). A $12 annual "small account" fee will be charged for accounts with balances under $1,000 in the Fund at year end.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

      Management Fees*                      0.75%
      12b-1 Fees                             NONE
      Other Expenses                        0.66%
      Total Annual Fund Operating Expenses  1.41%
      Fee Waiver**                          0.26%
      Net Expenses                          1.15%

 * Restated to reflect current expenses stated as a percentage of the Fund's average daily net assets.
** Adjusted to reflect the effect of the fee waiver on a calendar year basis, stated as a percentage of the Fund's average daily net assets. SAFECO Asset Management Company (SAM) has contractually agreed, from May 1, 1999 through April 30, 2009, to pay the Fund's aggregate operating expenses which exceed, in any given month, the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, brokerage commissions, taxes, interest or extraordinary expenses. To the extent that the aggregate amount SAM paid or assumed in any prior months in a given year (May 1, 1999 through April 30, 2009) exceed the Expense Limitation, SAM may offset such amounts against the Expense Limitation for the current month.

 Management fees are paid to SAFECO Asset Management Company (SAM) for investment advisory services including the provision of research, supervision and assistance in the management of the Fund.

 Other expenses include custody, accounting and administrative expenses; transfer agency and related expenses; shareholder servicing expenses; expenses related to preparing, printing and delivering prospectuses and shareholder reports; the expenses of holding shareholder meetings; legal and audit fees, trustees' compensation; federal and state registration fees; and extraordinary expenses.

Example

This example is intended to help you compare the cost of investing in the Small Company Value Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Small Company Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net operating expenses remain the same. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                  1 year 3 years 5 years 10 years
  No-Load Class    $117   $365    $633    $1,398

SAFECO U.S. Value Fund

Objective

The SAFECO U.S. Value Fund seeks long-term growth of capital and income by investing in stocks selected for their attractive relative values.

Principal Investment Strategies

The U.S. Value Fund invests at least 65% of its assets in common stocks issued by U.S. companies selected for potential appreciation. In selecting securities to buy for the U.S. Value Fund, the advisor uses a fundamental value analysis and focuses on large, established companies with low price-to-earnings ratios and above-average earnings and dividend growth. The U.S. Value Fund typically diversifies across all major sectors of the economy.

 Fundamental value analysis of
 common stocks emphasizes asset
 value more than earnings
 projections. Its opposite, growth
 investing, focuses more on earnings
 growth.


The advisor selects from among a universe of large capitalization stocks that it expects to have higher yields, higher return on equity, or greater earnings-per-share growth rates over the next three- to five-year period when compared with the Standard & Poor's 500 Index (S&P 500 Index) average. The advisor may decide to sell securities when it believes the issuer no longer has the potential to meet targeted yield, return or earnings rates, if the securities reach a specific price target, if the advisor believes there are more attractive opportunities elsewhere, or to raise cash to meet shareholder redemptions.

Principal Risk Factors

Loss of money is a risk of investing in the U.S. Value Fund. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests. The price of common stocks rises and falls in response to many factors, including the historical and prospective earnings of the issuers of the stock, the value of their assets, general economic conditions, interest rates, investor perceptions and market liquidity. Even though the Fund invests in companies whose securities the advisor believes are undervalued relative to their underlying profitability, the shares of the companies in which the Fund invests may not appreciate in value. In particular, the value of Fund shares may decline if the value stocks in which it invests fall out of favor with investors. In addition, although an investment in the shares of undervalued companies may provide some protection from stock market declines, even the shares of comparatively undervalued companies typically fall in price during broad market declines.

The U.S. Value Fund may be suitable for you if you are a long-term investor with moderate risk tolerance.

Performance

The following bar chart and table provide some indication of the risks of investing in the U.S. Value Fund by showing the Fund's performance and how its average annual returns for one year and since the date of the Fund's inception compare to the S&P 500 Index, a widely recognized unmanaged index of stock performance. As with all mutual funds, past performance is not a prediction of future results.

Total return is a measure of investment performance over a period of time. It includes dividends and capital gain distributions, as well as share price gain or loss.

SAFECO U.S. Value Fund Chart

 Year             Percent
 Ended            Return
--------          -------
12/31/90
12/31/91
12/31/92
12/31/93
12/31/94
12/31/95
12/31/96
12/31/97
12/31/98           12.61%
12/31/99            5.15%

Since the Fund's inception in 1997, the highest quarterly return was 16.27% for the quarter ended December 31, 1998, and the lowest return was -10.20% for the quarter ended September 30, 1999.

                          Average Annual Total Returns
                            as of December 31, 1999

The following table shows how the U.S. Value Fund's No-Load Class average annual returns compare to the S&P 500 Index:

                                    April 30, 1997
                                    (inception) to
                           1 year  December 31, 1999
  SAFECO U.S. Value Fund    5.15%        13.16%
----------------------------------------------------
  S&P 500 Index*           21.04%        27.35%

* The S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The index reflects the reinvestment of dividends, if any, and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. This index is used for comparison purposes only, and the Fund's holdings do not necessarily mirror the index. Performance is based on historical earnings and does not indicate the Fund's future performance.

Investment returns and principal value vary with market conditions. Your shares may be worth more or less than their original cost when you sell them.

Fees and Expenses

The following paragraphs describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

No-Load Class Shares of the U.S. Value Fund are sold without any initial sales charge (load) or contingent deferred sales charges. There are no exchange or redemption fees (except a $20 charge for wire redemptions). A $12 annual "small account" fee will be charged for accounts with balances under $1,000 in the Fund at year end.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

      Management Fees*                      0.70%
      12b-1 Fees                             NONE
      Other Expenses                        0.81%
      Total Annual Fund Operating Expenses  1.51%
      Fee Waiver**                          0.41%
      Net Expenses                          1.10%

 * Restated to reflect current expenses stated as a percentage of the Fund's average daily net assets.
** Adjusted to reflect the effect of the fee waiver on a calendar year basis, stated as a percentage of the Fund's average daily net assets. SAFECO Asset Management Company (SAM) has contractually agreed, from May 1,1999 through April 30, 2009, to pay the Fund's aggregate operating expenses which exceed, in any given month, the rate of .40% per annum of the Fund's average daily net assets ("Expense Limitation"). This arrangement does not include the Fund's management fee, brokerage commissions, taxes, interest or extraordinary expenses. To the extent that the aggregate amount SAM paid or assumed in any prior months in a given year (May 1, 1999 through April 30, 2009) exceed the Expense Limitation, SAM may offset such amounts against the Expense Limitation for the current month.

 Management fees are paid to SAFECO Asset Management Company (SAM) for investment advisory services including the provision of research, supervision and assistance in the management of the Fund.

 Other expenses include custody, accounting and administrative expenses; transfer agency and related expenses; shareholder servicing expenses; expenses related to preparing, printing and delivering prospectuses and shareholder reports; the expenses of holding shareholder meetings; legal and audit fees, trustees' compensation; federal and state registration fees; and extraordinary expenses.

Example

This example is intended to help you compare the cost of investing in the U.S. Value Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the U.S. Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net operating expenses remain the same. Although your actual costs may be higher or lower, costs based on these assumptions would be:

                 1 year 3 years 5 years 10 years
  No-Load Class   $112   $350    $606    $1,340

Additional Fund Facts

This prospectus describes some of the Funds' investment policies and strategies. The Funds' Statement of Additional Information includes additional information concerning the Funds' additional investment policies and strategies. A Fund may exceed percentage limits that apply to particular investments if, after the Fund's investment, market movements cause asset values to change.

Investment objective changes. In rare circumstances, a Fund may, with approval from its board of trustees, change its investment objective. If this happens, the Fund may no longer meet your investment needs. Should the board of trustees vote to change a Fund's objective, you will be notified in writing at least 30 days prior to the change.

Temporary defensive strategies. From time to time, a Fund may take temporary defensive positions that are inconsistent with its principal investment policies, in an attempt to respond to adverse market, economic, political or other conditions. For temporary defensive purposes, a Fund may hold cash or invest in high quality, short-term securities issued by an agency or instrumentality of the U.S. government, high quality commercial paper, certificates of deposit, shares of no-load, open-end money market funds or repurchase agreements. A Fund taking a temporary defensive position may not achieve its investment objective in the short run.

Market risk. All securities transactions involve market risk. The major risk associated with mutual funds is that the securities in the portfolio may decline in value, causing your investment to be worth less than when you bought it. Investing in mutual fund shares is therefore not the same as making a bank deposit, and your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management

SAFECO Asset Management Company (SAM) is the investment advisor for each Fund, providing investment research, advice and supervision in the ongoing management of the portfolio. Based on each Fund's investment objective and policies, SAM determines what securities the Fund will purchase, retain or sell and implements those decisions. Each Fund pays SAM an annual advisory fee based on a percentage of that Fund's average daily net assets, calculated each business day and paid monthly. The Funds paid SAM advisory and administrative fees at the following rates, as a percentage of average daily net assets, for the year ended December 31, 1999:

      Growth Opportunities  0.60%
      Equity                0.56%
      Dividend Income       0.67%
      Northwest             0.71%
      International Stock   1.03%
      Balanced              0.71%
      Small Company Value   0.78%
      U.S. Value            0.71%

SAM is a wholly owned subsidiary of SAFECO Corporation, which is located at SAFECO Plaza, Seattle, Washington 98185. SAM is located at Two Union Square, 25th Floor, Seattle, Washington 98101.

The Bank of Ireland Asset Management (U.S.) Limited (the "Sub-Advisor") acts as an investment sub-advisor to the SAFECO International Stock Fund. The Sub-Advisor's headquarters office is located at 26 Fitzwilliam Place, Dublin, Ireland, and its U.S. office is located at 2 Greenwich Plaza, Greenwich, Connecticut. The Sub-Advisor is a direct, wholly owned subsidiary of Bank of Ireland Asset Management Limited (an investment advisory firm), which is headquartered in Dublin, Ireland, and an indirect, wholly owned subsidiary of the Bank of Ireland, which is also headquartered in Dublin, Ireland. For the year ended December 31, 1999, SAM paid the Sub-Advisor sub-advisory fees of
 .60% of the average daily net assets of the International Stock Fund.

Portfolio Managers

Growth Opportunities Fund

The Growth Opportunities Fund is managed by Thomas M. Maguire, Vice President of SAM. Mr. Maguire has served as portfolio manager since 1989.

Equity Fund

The Equity Fund is managed by Richard D. Meagley, Vice President of SAM. Mr. Meagley has managed the Fund since 1995.

Dividend Income Fund

The Dividend Income Fund is managed by Thomas E. Rath, Vice President of SAM. Mr. Rath has served as portfolio manager since 1994.

Northwest Fund

The Northwest Fund is managed by Bill Whitlow, Vice President of SAM. Mr. Whitlow has managed the Fund since April 1997. From 1990 to 1997, he was a principal and director of research for the brokerage firm Pacific Crest Securities in Seattle, Washington.

International Stock Fund

The International Stock Fund is managed by a committee of portfolio managers at the Sub-Advisor. All investment decisions are made by this committee and no single person is primarily responsible for making recommendations to the committee.

Balanced Fund

The Balanced Fund is managed by three individuals. The equity portion is co-managed by Rex L. Bentley, Vice President of SAM and Lynette D. Sagvold, Assistant Vice President of SAM. Mr. Bentley and Ms. Sagvold have co-managed the Fund since 1996. From 1990 to 1995, Mr. Bentley was Vice President and Investment Counsel at the investment advisory firm of Badgley, Phelps and Bell Investment Counsel, Inc. From 1993 to 1995, Ms. Savgold was a portfolio manager and analyst for First Interstate Bank of Washington.

The debt security portion is managed by Michael Hughes, Assistant Vice President of SAM. Mr. Hughes has co-managed the Fund since 1997. From 1995 to 1996, he was Vice President and a portfolio manager for First Interstate Capital Management Company.

Small Company Value Fund

The Small Company Value Fund is managed by Greg Eisen, Assistant Vice President of SAM. Mr. Eisen has managed the Fund since its inception in 1996. From 1992 to 1996, he served as an investment analyst for SAM.

U.S. Value Fund

The U.S. Value Fund is co-managed by Rex L. Bentley, Vice President of SAM, and Lynette D. Sagvold, Assistant Vice President of SAM. Mr. Bentley and Ms. Sagvold have managed the U.S. Value Fund since its inception in 1996. From 1990 to 1995, Mr. Bentley was Vice President and Investment Counsel at the investment advisory firm of Badgley, Phelps and Bell Investment Counsel, Inc. From 1993 to 1995, Ms. Sagvold was a portfolio manager and analyst for First Interstate Bank of Washington.

Financial Highlights

The Financial Highlights tables which follow are intended to help you understand the Funds' financial performance for the past five years (or, if shorter, since the commencement of their operations). Certain information reflects financial results for a single Fund share. The total returns in the tables reflect the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP independent auditors, whose report, along with the Funds' financial statements, are incorporated by reference in the Statement of Additional Information, which is available upon request.

SAFECO Growth Opportunities Fund (For A No-Load Class Share Outstanding Throughout The Period)

                                                            Three-Month     For the Year
                                 For the Year Ended         Period Ended        Ended
                                    December 31             December 31     September 30
                              1999       1998       1997        1996        1996      1995
  Net asset value at
  beginning of period       $  22.70  $    22.45  $  16.97    $  15.45    $  15.83  $  17.37

  Income from investment
  operations
   Net investment income
   (loss)                      (0.16)      (0.01)    (0.02)      (0.02)      (0.02)     0.07
   Net realized and
   unrealized gain on
   investments                  0.76        0.99      8.50        1.77        2.24      4.07
---------------------------------------------------------------------------------------------
  Total from investment
  operations                    0.60        0.98      8.48        1.75        2.22      4.14

  Less distributions
   Dividends from net
   investment income             --          --        --          --          --      (0.07)
   Distributions from
   realized gains                --        (0.73)    (3.00)      (0.23)      (2.60)    (5.61)
---------------------------------------------------------------------------------------------
  Total distributions            --        (0.73)    (3.00)      (0.23)      (2.60)    (5.68)
---------------------------------------------------------------------------------------------
  Net asset value at
  end of period             $  23.30  $    22.70  $  22.45    $  16.97    $  15.45  $  15.83
---------------------------------------------------------------------------------------------
  Total return                 2.64%       4.37%    49.96%      11.35%*     14.16%    23.93%

  Net assets at end of
  period (000's)            $815,041  $1,394,225  $638,562    $195,760    $179,574  $176,483

  Ratio of expenses to
  average net assets           1.02%+      0.77%     0.85%       0.99%**     1.02%     0.98%

  Ratio of net investment
  income (loss) to average
  net assets                  (0.57%)     (0.06%)   (0.17%)     (0.51%)**   (0.14%)    0.34%

  Portfolio turnover rate     38.32%      54.58%    82.57%      82.93%**   124.79%   110.44%

 *  Not annualized.
**  Annualized.
 + Net of reimbursements by advisor. Absent the reimbursements, the ratio of expenses to average net assets would have been 1.07% for the year ended December 31, 1999.

SAFECO Equity Fund (For A No-Load Class Share
Outstanding Throughout the Period)

                                                               Three-Month    For the Year
                                  For the Year Ended           Period Ended       Ended
                                     December 31               December 31    September 30
                              1999        1998        1997         1996       1996      1995
  Net asset value at
  beginning of period      $    23.25  $    19.54  $    16.60    $  15.85   $  15.31  $  13.89

  Income from investment
  operations
   Net investment income         0.18        0.21        0.23        0.06       0.28      0.34
   Net realized and
   unrealized gain on
   investments                   2.00        4.64        3.78        1.33       2.42      2.59
-----------------------------------------------------------------------------------------------
  Total from investment
  operations                     2.18        4.85        4.01        1.39       2.70      2.93

  Less distributions
   Dividends from net
   investment income            (0.18)      (0.21)      (0.23)      (0.06)     (0.28)    (0.34)
   Distributions from
   realized gains               (1.23)      (0.93)      (0.84)      (0.58)     (1.88)    (1.17)
-----------------------------------------------------------------------------------------------
  Total distributions           (1.41)      (1.14)      (1.07)      (0.64)     (2.16)    (1.51)
-----------------------------------------------------------------------------------------------
  Net asset value at
  end of period            $    24.02  $    23.25  $    19.54    $  16.60   $  15.85  $  15.31
-----------------------------------------------------------------------------------------------
  Total return                  9.37%      24.93%      24.21%       8.79%*    18.04%    21.59%

  Net assets at end of
  period (000's)           $2,147,299  $2,024,877  $1,490,198    $849,831   $725,780  $598,582

  Ratio of expenses to
  average net assets            0.83%       0.74%       0.73%       0.78%**    0.79%     0.84%

  Ratio of net investment
  income to average net
  assets                        0.73%       0.99%       1.24%       1.48%**    1.74%     2.38%

  Portfolio turnover rate      33.66%      32.94%      34.26%      59.34%**   74.07%    56.14%

 *  Not annualized.
**  Annualized.

SAFECO Dividend Income Fund (For A No-Load Class Share Outstanding Throughout The Period)

                                                         Three-Month    For the Year
                               For the Year Ended        Period Ended       Ended
                                  December 31            December 31    September 30
                             1999      1998      1997        1996       1996      1995
  Net asset value at
  beginning of period      $  23.47  $  23.89  $  21.13    $  20.03   $  19.11  $  17.25

  Income from investment
  operations
   Net investment income       0.50      0.64      0.65        0.15       0.73      0.82
   Net realized and
   unrealized gain (loss)
   on investments             (0.25)     0.86      4.87        1.63       2.84      2.71
-----------------------------------------------------------------------------------------
  Total from investment
  operations                   0.25      1.50      5.52        1.78       3.57      3.53

  Less distributions
   Dividends from net
   investment income          (0.50)    (0.64)    (0.65)      (0.15)     (0.73)    (0.82)
   Distributions from
   realized gains             (0.83)    (1.28)    (2.11)      (0.53)     (1.92)    (0.85)
-----------------------------------------------------------------------------------------
  Total distributions         (1.33)    (1.92)    (2.76)      (0.68)     (2.65)    (1.67)
-----------------------------------------------------------------------------------------
  Net asset value at
  end of period            $  22.39  $  23.47  $  23.89    $  21.13   $  20.03  $  19.11
-----------------------------------------------------------------------------------------
  Total return                1.17%     6.31%    26.43%       8.89%*    18.98%    21.04%

  Net assets at end of
  period (000's)           $303,537  $399,279  $401,985    $289,968   $260,023  $217,870

  Ratio of expenses to
  average net assets          0.99%     0.82%     0.85%       0.89%**    0.86%     0.87%

  Ratio of net investment
  income to average net
  assets                      2.18%     2.54%     2.81%       2.89%**    3.56%     4.55%

  Portfolio turnover rate    42.25%    46.14%    52.14%      37.84%**   50.11%    31.12%

 *  Not annualized.
**  Annualized.

SAFECO Northwest Fund (For A No-Load Class Share Outstanding Throughout The Period)

                                                       Three-Month    For the Year
                              For the Year Ended       Period Ended       Ended
                                  December 31          December 31    September 30
                             1999     1998     1997        1996       1996     1995
  Net asset value at
  beginning of period       $ 17.73  $ 17.31  $ 14.07    $ 13.78     $ 14.41  $ 12.59

  Income from investment
  operations
   Net investment
   income (loss)              (0.10)   (0.09)   (0.03)     (0.01)       0.02     0.04
   Net realized and
   unrealized gain
   on investments              9.71     0.70     4.41       0.30        1.32     2.35
--------------------------------------------------------------------------------------
  Total from investment
  operations                   9.61     0.61     4.38       0.29        1.34     2.39

  Less distributions
   Dividends from net
   investment income            --       --       --         --        (0.02)   (0.04)
   Distributions from
   realized gains             (2.01)   (0.19)   (1.14)       --        (1.95)   (0.53)
--------------------------------------------------------------------------------------
  Total distributions         (2.01)   (0.19)   (1.14)       --        (1.97)   (0.57)
--------------------------------------------------------------------------------------
  Net asset value at
  end of period             $ 25.33  $ 17.73  $ 17.31    $ 14.07     $ 13.78  $ 14.41
--------------------------------------------------------------------------------------
  Total return               54.25%    3.50%   31.12%      2.10%*      9.61%   19.01%

  Net assets at end of
  period (000's)            $97,534  $63,594  $64,635    $43,345     $43,128  $40,140

  Ratio of expenses to
  average net assets          1.10%+   1.12%    1.09%      1.25%**     1.07%    1.09%

  Ratio of net investment
  income (loss) to average
  net assets                 (0.54%)  (0.49%)  (0.19%)    (0.31%)**    0.11%    0.31%

  Portfolio turnover rate    48.52%   50.40%   55.42%     67.32%**    35.69%   19.59%

 *  Not annualized.
**  Annualized.
 + Net of reimbursements by advisor. Absent the reimbursements, the ratio of expenses to average net assets would have been 1.17% for the year ended December 31, 1999.

SAFECO International Stock Fund (For A No-Load Class Share Outstanding Throughout The Period)

                                                                     January 31, 1996
                                                       Three-Month     (Commencement
                              For the Year Ended       Period Ended  of Operations) to
                                  December 31          December 31     September 30
                             1999     1998     1997        1996            1996
  Net asset value at
  beginning of period       $ 13.14  $ 11.50  $ 11.29    $ 10.39          $10.00

  Income from investment
  operations
   Net investment income       0.03     0.01     0.24        --             0.06
   Net realized and
   unrealized
   gain on investments and
   foreign currency
   transactions                3.78     1.63     0.28       0.96            0.39
--------------------------------------------------------------------------------------
  Total from investment
  operations                   3.81     1.64     0.52       0.96            0.45

  Less distributions
   Dividends from net
   investment income            --       --     (0.29)     (0.06)          (0.06)
   Distributions from
   realized gains               --       --     (0.02)       --              --
--------------------------------------------------------------------------------------
  Total distributions           --       --     (0.31)     (0.06)          (0.06)
--------------------------------------------------------------------------------------
  Net asset value at
  end of period             $ 16.95  $ 13.14  $ 11.50    $ 11.29          $10.39
--------------------------------------------------------------------------------------
  Total return               29.00%   14.26%    4.55%      9.27%*          4.54%*

  Net assets at end of
  period (000's)            $36,967  $22,111  $14,754    $11,157          $8,323

  Ratio of expenses to
  average net assets          1.69%+   1.62%+   1.63%+     1.37%**+        2.36%**

  Ratio of net investment
  income (loss) to
  average net assets          0.21%    0.14%    0.58%     (0.19%)**        0.93%**

  Portfolio turnover rate    23.56%   25.62%   22.13%     18.51%**        15.73%**

 *  Not annualized.
**  Annualized.
 + Net of reimbursements by advisor. Absent the reimbursements, the ratio of expenses to average net assets would have been 1.72%, 1.79%, 1.89%, and 1.68% for the year or period ended December 31, 1999, 1998, 1997 and 1996, respectively.

SAFECO Balanced Fund (For A No-Load Class Share Outstanding Throughout
The Period)

                                                                    January 31, 1996
                                                       Three-Month    (Commencement
                             For the Year Ended       Period Ending of Operations) to
                                 December 31           December 31    September 30
                            1999     1998     1997        1996            1996
  Net asset value at
  beginning of period      $ 12.22  $ 11.61  $ 10.70     $10.38          $ 10.00

  Income from investment
  operations
   Net investment income      0.31     0.32     0.32       0.08             0.21
   Net realized and
   unrealized gain (loss)
   on investments            (0.18)    1.12     1.45       0.45             0.39
-------------------------------------------------------------------------------------
  Total from investment
  operations                  0.13     1.44     1.77       0.53             0.60

  Less distributions
   Dividends from net
   investment income         (0.31)   (0.32)   (0.32)     (0.08)           (0.21)
   Distributions from
   realized gains            (0.23)   (0.51)   (0.54)     (0.13)           (0.01)
-------------------------------------------------------------------------------------
  Total distributions        (0.54)   (0.83)   (0.86)     (0.21)           (0.22)
-------------------------------------------------------------------------------------
  Net asset value at
  end of period            $ 11.81  $ 12.22  $ 11.61     $10.70          $ 10.38
-------------------------------------------------------------------------------------
  Total return               1.05%   12.56%   16.64%      5.11%*           5.99%*

  Net assets at end of
  period (000's)           $18,008  $19,137  $13,667     $8,262          $ 7,632

  Ratio of expenses to
  average net assets         1.14%+   1.17%    1.23%      1.16%**+         1.32%**

  Ratio of net investment
  income to average
  net assets                 2.51%    2.74%    2.85%      3.19%**          3.21%**

  Portfolio turnover rate   94.73%   74.76%  101.22%     36.10%**        143.87%**

 *  Not annualized.
**  Annualized.
 + Net of reimbursements by advisor. Absent the reimbursements, the annualized ratio of expenses to average net assets would have been 1.33% and 1.52% for the year or period ended December 31, 1999 and 1996, respectively.

SAFECO Small Company Value Fund (For A No-Load Class Share Outstanding Throughout The Period)

                                                                     January 31, 1996
                                                        Three-Month    (Commencement
                              For the Year Ended       Period Ending of Operations) to
                                  December 31           December 31    September 30
                             1999     1998     1997        1996            1996

  Net asset value at
  beginning of period       $ 11.16  $ 14.23  $ 11.81     $ 11.51         $ 10.00
  Income from investment
  operations
   Net investment income
   (loss)                     (0.06)   (0.06)   (0.04)      (0.01)          (0.01)
   Net realized and
   unrealized gain (loss)
   on investments              1.63    (3.01)    2.80        0.31            2.19
--------------------------------------------------------------------------------------
  Total from investment
  operations                   1.57    (3.07)    2.76        0.30            2.18

  Less distributions
   Dividends from net
   investment income            --       --       --          --              --
   Distributions from
   realized gains               --       --     (0.34)        --            (0.67)
--------------------------------------------------------------------------------------
  Total distributions           --       --     (0.34)        --            (0.67)
--------------------------------------------------------------------------------------
  Net asset value at
  end of period             $ 12.73  $ 11.16  $ 14.23     $ 11.81         $ 11.51
--------------------------------------------------------------------------------------
  Total return               14.07%  (21.57%)  23.38%       2.61%*         21.83%*

  Net assets at end of
  period (000's)            $28,319  $35,162  $22,658     $13,169         $12,552

  Ratio of expenses to
  average net assets          1.20%+   1.28%    1.33%       1.35%**+        1.49%**

  Ratio of net investment
  income (loss) to average
  net assets                 (0.49%)  (0.49%)  (0.41%)     (0.44%)**       (0.24%)**

  Portfolio turnover rate

 *  Not annualized.
**  Annualized.
 + Net of reimbursements by advisor. Absent the reimbursements, the annualized ratio of expenses to average net assets would have been 1.44% and 1.58% for the year or period ended December 31, 1999 and 1996, respectively.

SAFECO U.S. Value Fund (For A No-Load Class Share Outstanding Throughout The Period)

                                                               April 30, 1997
                                              For the Year      (Commencement
                                                 Ended        of Operations) to
                                              December 31        December 31
                                              1999    1998          1997
  Net asset value at beginning of period     $11.95  $ 11.19       $10.00

  Income from investment operations
   Net investment income                       0.11     0.12         0.09
   Net realized and unrealized gain on
   investments                                 0.50     1.28         1.66
-------------------------------------------------------------------------------
  Total from investment operations             0.61     1.40         1.75

  Less distributions
   Dividends from net investment income       (0.11)   (0.12)       (0.09)
   Distributions from realized gains          (0.50)   (0.52)       (0.47)
-------------------------------------------------------------------------------
  Total distributions                         (0.61)   (0.64)       (0.56)
-------------------------------------------------------------------------------
  Net asset value at end of period           $11.95  $ 11.95       $11.19
-------------------------------------------------------------------------------
  Total return                                5.15%   12.61%       17.50%*

  Net assets at end of period (000's)        $9,905  $10,014       $9,063

  Ratio of expenses to average net assets     1.17%+   1.19%        1.19%**

  Ratio of net investment income to average
  net assets                                  0.93%    1.06%        1.26%**

  Portfolio turnover rate                    52.15%   55.15%       36.37%**

 *  Not annualized.
**  Annualized.
 + Net of reimbursements by advisor. Absent the reimbursements, the ratio of expenses to average net assets would have been 1.52% for the year ended December 31, 1999.

Fund Distributions and Tax Considerations

When the Funds Pay Distributions

The Equity, Dividend Income, Balanced and U.S. Value Funds declare and pay dividends, if any, during the last month of each calendar quarter. The Growth Opportunities, Northwest, International Stock and Small Company Value Funds declare and pay dividends, if any, in December. All Funds pay capital gain distributions and special dividends, if any, in December.

Dividends and other distributions paid by a Fund on the No-Load Class and each other class of its shares are calculated at the same time in the same manner.

How Distributions Are Credited to Your Account

We will reinvest your dividends and capital gain distributions at the NAV on the ex-distribution date unless you tell us in writing that you wish to receive your distributions in cash. Retirement accounts must reinvest all dividends and other distributions in the distributing Fund unless the account owner is over age 59 1/2.

 Dividends are distributions of a
 Fund's net investment income --
 including dividends earned on
 stocks and interest income earned
 on bonds -- less expenses.

 Capital gain distributions
 represent net profits made on
 portfolio securities that are sold
 for more than they originally cost.

 Net asset value (NAV) is the market
 value of one share of a Fund. It is
 calculated by adding up the value
 of all the Fund's assets,
 subtracting liabilities and
 dividing this sum by the total
 number of shares owned by the
 Fund's shareholders.

 Ex-distribution date is the first
 day that a Fund's NAV is reduced by
 the amount of the most recently
 declared distribution.

How Distributions Are Taxed

Whether you reinvest your distributions or receive them in cash, they must be included in your taxable income. Depending on the nature of the distribution, it may be taxed either as ordinary income or capital gain. Thus, distributions of a Fund's dividends and its net short-term capital gains will be taxed to you as ordinary income, while distributions of a Fund's net long-term capital gains (to the extent they exceed its net short-term capital losses) will be taxable to you as long-term capital gain. The tax treatment of capital gain distributions as short-term or long-term depends on how long the Fund held the securities it sold that generated the gain, not on how long you held your Fund shares. Currently, net long-term capital gain distributions generally are taxed to you (if you are a non-corporate shareholder) at a maximum federal tax rate of 20%. We will notify you as to which type of income or gain you are receiving so you can declare it properly on your tax return.

You will be asked to certify on your account application or on a separate form that the taxpayer identification number you provide is correct and that you are not subject to, or are exempt from, backup withholding for previous underreporting to the Internal Revenue Service. Unless you are subject to backup withholding, we will not withhold taxes.

Certain dividends and other distributions declared by a Fund in December are taxable to its shareholders as though received on December 31 even if paid to them during the following January. Accordingly, those distributions will be taxed to Fund shareholders for the taxable year in which that December 31 falls.

If the International Stock Fund pays nonrefundable taxes to foreign governments, those taxes will reduce the Fund's dividends but still will be included in your taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for your share of those taxes.

Please note that if you purchase shares shortly before a Fund pays a dividend or other distribution, you will pay the full price for the shares, then receive part of the price back as a taxable distribution.

How Dispositions of Shares Are Taxed

When you sell (redeem) shares of a Fund, or exchange Fund shares for shares of another SAFECO Fund, you may realize a capital gain or loss.

If you purchase shares of a Fund within 30 days before or after redeeming other shares of that Fund (regardless of class) at a loss, all or part of that loss may not be deductible and may increase the tax basis of your newly purchased shares.

In addition, distributions from tax deferred retirement accounts are generally subject to federal income tax withholding. However, under some circumstances, you may elect not to have taxes withheld, or to have taxes withheld at a specified rate.

This section summarizes only some of the important federal income tax considerations you should be aware of. For more information, please see the Statement of Additional Information. Also, there may be other federal, state or local tax considerations unique to your situation. Consult your tax advisor for more guidance.

YOUR INVESTMENT

How We Calculate the Value of Your Shares

The price of a Fund's shares is based on its NAV, which is generally calculated as of the close of regular trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time, 1:00 p.m. Pacific time) every day the NYSE is open. Your purchase or redemption order will be priced at the next NAV calculated after your order is accepted by the Fund.

The NYSE is closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

You may purchase or redeem shares through various third-party intermediaries, including banks, brokers and investment advisors. Where authorized by the Fund or its transfer agent, those orders will be priced at the NAV next computed after receipt by the intermediary. If you buy or redeem Fund shares through an intermediary, consult that firm to determine whether your purchase or redemption order will be priced upon its receipt of the order, or at the time the order is received by the Fund. The intermediary may charge a fee for its services.

To the extent that a Fund's assets are traded in other markets on days when the NYSE is closed, the value of those assets may be affected on days when the Fund is not open for business. In addition, trading in some of the Fund's assets may not occur on days when the Fund is open for business.

How We Value a Fund's Investments

We obtain market value information for each Fund's investments from pricing services. Values for exchange-traded securities are based on the last reported sale price on the national exchange on which the securities are primarily traded, unless there are no transactions, in which case the value is based on the last reported bid price. Values for non-exchange traded securities are based on similar securities and quotations from dealers. Investments for which a market price cannot be established are priced using a method the Funds' Boards of Trustees believe reflects fair value.

Opening and Maintaining Your Account

To open an account:

 . Complete an account application and send it to SAFECO Mutual Funds with a check made payable to SAFECO Mutual Funds for your initial investment.

 . If you are investing in a retirement account, complete and sign a retirement account application.

Investing Details

There are several things you should understand before you buy, sell or exchange shares.

 . We must have received your completed, signed application and payment before we can conduct any Fund transaction (except when money is wired into an account).

 . We do not accept currency, credit card convenience checks or money orders, and can accept only checks and wires drawn in U.S. dollars on a U.S. bank account.

 . Checks should be made payable to SAFECO Mutual Funds. We reserve the right to refuse all third party checks.

 .  You will be charged a $12 service fee for every check or Electronic Funds
   Transfer returned unpaid.

 . Although we do not normally issue shares in certificate form, we will issue certificates for whole shares free of charge upon your request. If your shares are issued in certificate form, you must endorse and submit them with any sale or exchange request. This physical delivery requirement may delay your redemption or exchange of shares, because you will not be able to request a share redemption or exchange over the telephone or using our Internet service.

 . SAFECO Services charges a $20 fee to wire redemption proceeds. In addition, some banks may charge a fee to receive wires.

 .  We reserve the right to refuse the purchase of shares.

 . We may require certified copies of supporting documents (e.g., death certificates and court orders) and a signature guarantee before we can process certain transactions and requests. Signature guarantees are required for all written redemption requests of $250,000 or more. Signature guarantees help ensure that you have in fact authorized a transaction or change to your account. You can obtain a signature guarantee for a nominal fee from most banks, brokerage firms and other financial institutions. A notary public stamp or seal cannot substitute for a signature guarantee.

 . If you buy shares by any means other than by wire and shortly thereafter sell your shares, we may hold the proceeds for up to 15 calendar days after purchase or until we are sure that your bank will honor the investment, whichever happens first.

 .  In addition to a No-Load Class of shares, each Fund offers Class A and Class
   B shares, and some of the Funds offer Class C shares, that are sold in a separate prospectus and are subject to different fees and expenses. The Funds' separate share classes have different expenses; as a result their investment performances will vary.

Authorizing Signatures

On your account application, you will be asked to specify the number of signatures required to authorize account changes and transactions. Please note that allowing fewer than all account owners to authorize account changes and transactions has important implications. For example, one owner of a joint account could redeem shares without the co-owner's signature. If you select fewer than all account owner signatures, you can revoke this instruction by sending a written request to SAFECO Mutual Funds. Unless you indicate otherwise, we will require that all account owners sign any account change or transaction instructions.

Tax-Deferred Retirement Plans and Accounts

The SAFECO Mutual Funds offer a variety of tax-deferred retirement plans and accounts for individuals, businesses, and nonprofit organizations. You may establish an account under one of the following that will allow you to defer federal income tax on investment income while you save for retirement. Most of the Funds may be used as investment vehicles for these plans and accounts.

Individual Retirement Accounts (IRAs)

Currently, individuals can generally contribute up to $2,000 to an IRA for each year. An annual custodial fee of $5 per Fund, up to a maximum of $10, may be charged for any part of a calendar year in which you have an IRA investment in a Fund. The custodial fee is waived for retirement accounts with balances over $10,000. Minimum investment amounts are $1,000 for a Traditional IRA or a Roth IRA, and $500 for an Education IRA.

 . Traditional IRA

Depending on your income and other considerations, your contribution to a Traditional IRA may be partially or fully tax deductible. You pay no tax on your IRA account earnings until withdrawal.

 . Roth IRA

Although contributions to a Roth IRA are not tax deductible, earnings on your Roth IRA account are tax-free at withdrawal, if you meet certain requirements.

 . Education IRA

An Education IRA is a vehicle for saving for a child's higher education. No more than $500 can be contributed for any year to an Education IRA for the same beneficiary. Contributions to an Education IRA are not tax deductible, but earnings on the IRA account are tax-free and withdrawals are not taxable if used to pay qualified educational expenses. Education IRA accounts are not charged the custodial fee described above.

Simplified Employee Pension IRAs (SEP-IRAs)

SEP-IRAs are easily administered retirement plans for small businesses and self-employed individuals. Annual contributions up to the lesser of $25,500 (for the year 2000) or 15% of compensation may be made to SEP-IRA accounts; the annual contribution limit is subject to change. SEP-IRAs have the same investment minimums and custodial fees as Traditional IRAs.

403(b) Plans

403(b) plans are retirement plans for certain tax-exempt organizations and school systems to which both employers and employees may contribute. Minimum investment amounts are negotiable.

401(k) Plans

401(k) plans allow employers and employees to make tax-advantaged contributions to a retirement account. Minimum investment amounts are negotiable.

Profit Sharing and Money Purchase Pension Plans

Each plan allows corporations, partnerships and self-employed persons to make annual, tax-deductible contributions to a retirement account for each person covered by the plan. A plan may be adopted individually or paired with another plan to maximize contributions. Minimum investment amounts are negotiable. An annual custodial fee of $10 per Fund may be charged for any part of a calendar year in which such a retirement account is invested in the Fund.

For information about the above accounts and plans, please call us at 1-800-624-5711.

Purchasing Your Shares

The price you pay for shares of a Fund is its net asset value, or "NAV," on the day we receive your check, wire or telephone purchase instruction in good order. Certain brokers and other third party intermediaries are authorized to accept purchase orders on the Funds' behalf. We and our authorized intermediaries reserve the right not to accept customer orders that are incomplete or otherwise not in good order, and the intermediaries reserve the right to accept certain institutional customer orders conditioned on the understanding that the orders may later be rejected if they cannot be transmitted to us or processed in a timely manner. If we receive your investment after the NYSE has closed for the day, the price you will pay is the Fund's NAV as of the next business day.

You may purchase shares of a SAFECO Fund only if it is qualified for sale in the state where you live.

    UGMA stands for Uniform Gifts to Minors Act; UTMA stands for Uniform Transfers to Minors Act. Most states have adopted an UGMA or UTMA, which regulates custodial accounts for minors.

                                    By Mail

 If you are opening an account and buying shares for the first time:
 1. Complete and sign an account application.
 2. Send a check made payable to SAFECO Mutual Funds for the appropriate amount:
 .  If you are opening an IRA or UGMA/UTMA account, send at least $1,000 per Fund.
 .  If you are opening an Education IRA, send $500 per Fund.
 .  If you choose the Automatic Investment Method or Payroll Deduction
    Plan, send at least $1,000 per Fund.*
 .  If none of the above applies, send a check for at least $2,500 per
    Fund made payable to SAFECO Mutual Funds.
 If you are buying additional shares:
 . Our Automatic Investment Method allows you to make regular monthly investments by authorizing SAFECO to withdraw a specific amount from your bank account and invest it in the Fund of your choice.
 .  The minimum investment amount per Fund is $100 ($50 for investments in IRA accounts made through the Automatic Investment Method).* For more information, call (800) 624-5711.
 1. Send a check for the appropriate amount. The Fund may charge you a
    $12 service fee if your check is returned to us by your bank due to non-sufficient funds or other reasons.
 2. Enclose the investment slip from your statement, if available.
--------------------------------------------------------------------------------
 Mail to: SAFECO Mutual Funds
          P.O. Box 34890
          Seattle, WA 98124-1890
* If you are an employer that uses group billing, you may establish a self-administered Payroll Deduction Plan in any SAFECO Fund. Payroll deduction amounts are negotiable. For more information, call us at (800) 624-5711.

                                    By Wire

 If you are buying shares for the first time:
 Call (800) 624-5711 for more information.
 If you are buying additional shares:
 1. Call the number above and let us know you are wiring money to your account.
 2. Have your bank wire at least $100 to the wire address below.
 3. Have your bank include the following information:
 .  SAFECO Fund name
 .  SAFECO account number
 .  Name(s) of the account owner(s).
 4. Note that delays caused by inadequate wire instructions are not
    SAFECO's responsibility.
 5. Understand that your bank may charge a fee for wire services.
--------------------------------------------------------------------------------
 Have your bank send wires to: U.S. Bank of Washington, N.A., Seattle, WA
                               ABA#1250-0010-5
                               Account #153 5000 60709

                                   In Person

 Whether you are buying shares for the first time or buying additional shares:
 Visit the SAFECO Investor Center at 4333 Brooklyn Avenue NE, Seattle, Washington 98105.
 A representative will help you open your account and complete the transaction.

                                    By Phone

 This option is not available for new or retirement accounts.
 If you are buying additional shares:
 1. To become eligible for this service, you must choose it on your initial application, or send a written request at least 15 days prior to your use. You must also designate any other authorized users.
 2. You may purchase no more than $50,000 and no less than $100 in share value per day.
 3. Understand that:
 .  Money will be transferred from your bank account to your Fund account.
 .  Your bank may not allow you to transfer money by phone.
 .  Your bank may charge a fee to transfer money.
 .  We record all calls for your protection, and a representative may ask you for identifying information, such as your Social Security number.
 . Although our representatives employ security measures to prevent unauthorized account access, we cannot assure you that telephone activity will be completely secure or free of delays or malfunctions.
    So long as we follow reasonable security procedures, you must be willing to assume the risk of any loss.
 .  During times of unusual market volatility, you may find it difficult to access SAFECO Mutual Funds by phone.
 .  SAFECO Mutual Funds is not responsible for the negligence or wrongful acts of third parties.
 .  We may suspend, limit, modify, or terminate phone transaction privileges at any time without prior notice.
 .  We may charge you a $12 service fee if your bank refuses the transfer from your bank account due to non-sufficient funds or other reasons.
--------------------------------------------------------------------------------
 Toll-free Client Services:
 1-800-624-5711
 24-hour Automated Service Line:
 1-800-835-4391

                                On the Internet

 This option is not available for new or retirement accounts.
 If you are buying additional shares:
 1. To become eligible for this service, you must choose it on your initial application or send a written request at least 15 business days prior to your use. You must also designate any other authorized users.
 2. You may purchase no more than $50,000 and no less than $100 in share value per day.
 3. Understand that:
 . Money will be transferred from your bank account to your Fund account.
 .  Your bank may not allow you to transfer money over the Internet.
 .  Your bank may charge a fee to transfer money.

 . Although our Web site employs security measures to prevent unauthorized account access, we cannot assure you that Internet activity will be completely secure or free of delays or malfunctions. So long as we follow reasonable security procedures, you must be willing to assume the risk of any loss.
 . During times of unusual market volatility, you may find it difficult to access SAFECO Mutual Funds over the Internet.
 . SAFECO Mutual Funds is not responsible for the negligence or wrongful acts of third parties.
 . We may suspend, limit, modify, or terminate Internet transaction privileges at any time without prior notice.

 . We may charge you a $12 service fee if your bank refuses the transfer from your bank account due to non-sufficient funds or other reasons.

--------------------------------------------------------------------------------

 Visit the SAFECO Mutual Funds Web Site at www.safecofunds.com

                    Through a Registered Securities Dealer,
                      Bank or Other Financial Institution

 Whether you are buying shares for the first time or buying additional shares:
 Understand that:
 . Your securities dealer may charge you a fee or impose more restrictions than if you purchase the shares directly from SAFECO Mutual Funds. (SAFECO has no control over or involvement in this fee.)
 . Your securities dealer is responsible for the prompt forwarding of instructions on your account and is bound by the terms of this prospectus.
 . SAFECO is not responsible for the actions and recommendations of your securities dealer.

 .  The Fund's transfer agent may pay securities dealers and other financial intermediaries a servicing fee for providing certain administrative services to retirement plan and other institutional omnibus accounts, and the Funds' advisor may pay a portion of such fees from the advisor's own resources.
--------------------------------------------------------------------------------
 Call or visit:
 Any registered securities dealer, bank or other financial institution who has a signed selling agreement with SAFECO.

                    Through a Registered Investment Advisor

 Whether you are buying shares for the first time or buying additional shares:
 Understand that:
 . Your advisor may charge you a fee. (SAFECO has no control over or involvement in this fee.)
 .  Your advisor is responsible for the prompt forwarding of instructions on your account and is bound by the terms of this prospectus.
 .  SAFECO is not responsible for the actions and recommendations of your advisor.
--------------------------------------------------------------------------------
 Call or visit:
 Any registered investment advisor meeting the following conditions:
 . Has a signed agreement with SAFECO, and . Has a power of attorney on file with SAFECO.

Selling Your Shares

When you sell shares, we will normally send you a check for the proceeds on the first business day after we receive your redemption request in good order. If we receive your request after the NYSE has closed for the day (1:00 p.m. Pacific time), we will normally send the check two business days later.

The price you receive is the NAV on the day we receive your redemption request. However, if we receive your redemption request after the NYSE has closed for the day, you will receive the NAV as of the next business day. Certain brokers and other third party intermediaries are authorized to accept redemption orders on the Funds' behalf.

In unusual situations we may suspend or delay payment for redemptions. This may happen if:

 .  The NYSE is closed

 .  NYSE trading is restricted

 .  The Securities and Exchange Commission declares an emergency

 . If you bought shares less than 15 days prior to redemption and SAFECO has not yet received confirmation that your bank will honor your check or other transfer

Also, if immediate payment could adversely affect a Fund, we may need to delay payment for up to seven days.

Distributions from retirement accounts are generally subject to federal income tax withholding. However, under some circumstances, you may elect not to have taxes withheld, or to have taxes withheld at a rate other than the prescribed rate.

                                    By Mail

 1. Send a letter specifying:
 .  Account number
 .  Fund name
 .  Redemption amount (number of shares or dollar amount)
 2. Have the letter signed by the owner(s) of the account. You must have specified on your account application the number of signatures required to authorize the selling of shares.

 3. If you are selling shares in a retirement account, let us know the amount, if any, to withhold for taxes.
 4. A signature guarantee may be required for certain transactions. (See "OPENING AND MAINTAINING YOUR ACCOUNT -- Investing Details" above.)
    Please call for details.
 We will mail you a redemption check or you may pick it up from the
 SAFECO Investor Center when it is ready. If you wish to transfer money directly to your bank account, you must choose this service on your initial application or send a written request at least 15 days prior to using it. SAFECO charges a $20 fee to wire redemption proceeds, and some banks charge a fee to receive a wire. If you chose the Systematic
 Withdrawal Plan, a Fund will automatically sell shares in your account and send you a monthly withdrawal check. The minimum withdrawal for this service is $50 per Fund.
 For more information call (800) 624-5711.
--------------------------------------------------------------------------------
 Mail to: SAFECO Mutual Funds
          P.O. Box 34890
          Seattle, WA 98124-1890

                                   In Person

 Visit the SAFECO Investor Center at 4333 Brooklyn Avenue NE, Seattle, Washington 98105. A SAFECO representative will be there to help you with the sale of your shares.
 Please bring picture identification.
 We will mail you a redemption check or you may pick it up from the SAFECO Investor Center when it is ready. If you wish to transfer money directly to your bank account, you must choose this service on your initial application or send a written request at least 15 days prior to using it. SAFECO charges a $20 fee to wire redemption proceeds, and some banks charge a fee to receive a wire.

                                    By Phone

 This option is not available for shares issued in certificate form, and is not available for IRA accounts unless you are age 59-1/2 or older. Understand that:
 .  We record all calls for your protection, and a representative may ask you for identifying information, such as your Social Security number.
 . Although our representatives employ security measures to prevent unauthorized account access, we cannot assure you that telephone activity will be completely secure or free of delays or malfunctions.
    So long as we follow reasonable security procedures, you must be willing to assume the risk of any loss.
 .  During times of unusual market volatility, you may find it difficult to access SAFECO by phone.
 .  SAFECO is not responsible for the negligence or wrongful acts of third parties.
 .  We may suspend, limit, modify, or terminate phone transaction privileges at any time without prior notice.
 We will mail you a redemption check or you may pick it up from the
 SAFECO Investor Center when it is ready. If you wish to transfer money directly to your bank account, you must choose this service on your initial application or send a written request at least 15 days prior to using it. SAFECO charges a $20 fee to wire redemption proceeds, and some banks charge a fee to receive a wire.
--------------------------------------------------------------------------------
 Toll-free Client Services:
 1-800-624-5711
 24-hour Automated Service Line:
 1-800-835-4391

                                On The Internet

 This option is not available for retirement accounts or if shares are issued in certificate form.
 Understand that:

 .  Although our Web site employs security measures to prevent unauthorized account access, we cannot assure you that Internet activity will be completely secure or free of delays or malfunctions.
    So long as we follow reasonable security procedures, you must be willing to assume the risk of any loss.
 .  During times of unusual market volatility, you may find it difficult to access SAFECO Mutual Funds over the Internet.
 .  SAFECO is not responsible for the negligence or wrongful acts of third parties.
 .  We may suspend, limit, modify, or terminate Internet transaction privileges at any time without prior notice.
 We will transfer the proceeds from your sale to your bank account or mail you a redemption check, or you may pick it up from the SAFECO
 Investor Center when it is ready. If you wish to transfer money directly to your bank account, you must choose this service on your initial application or send a written request at least 15 days prior to using
 it. SAFECO charges a $20 fee to wire redemption proceeds, and some banks charge a fee to receive a wire.
--------------------------------------------------------------------------------

 Visit the SAFECO Mutual Funds Web Site at www.safecofunds.com

                  Through a Registered Securities Dealer, Bank
                         or Other Financial Institution

 A securities dealer that has a contract with the Fund distributor may submit redemption requests for you.
 Understand that:
 .  Your securities dealer may charge you a fee for this service. (SAFECO has no control over or involvement in this fee.)
 . Your securities dealer is responsible for the prompt forwarding of instructions on your account and is bound by the terms of this prospectus.
 . SAFECO is not responsible for the actions and recommendations of your securities dealer.
--------------------------------------------------------------------------------
 Call or visit:
 Any registered securities dealer who has a signed selling agreement with SAFECO.

                    Through a Registered Investment Advisor

 An investment advisor may submit redemption requests for you.
 Understand that:
 . Your advisor may charge you a fee. (SAFECO has no control over or involvement in this fee.)
 .  Your advisor is responsible for the prompt forwarding of instructions on your account and is bound by the terms of this prospectus.
 .  SAFECO is not responsible for the actions and recommendations of your advisor.
--------------------------------------------------------------------------------
 Call or visit:
 Any registered investment advisor meeting the following conditions:
 . Has a signed agreement with SAFECO, and . Has a power of attorney on file with SAFECO.

Exchanging Shares from One Fund to Another

An exchange is when you sell shares of one Fund and buy shares of another Fund in the same account with the same account owner(s). Here are some things you should know about exchanges:

 . Under normal circumstances, we will buy shares of the Fund into which you are exchanging on the same day that we process your order to sell.

 . If immediate payment could adversely affect a Fund, we may need to delay the redemption of shares for up to seven days.

 . Mutual fund exchanges are taxable events. You may realize a capital gain or loss when you make an exchange.

 . Always read the prospectus before making an exchange into a Fund that is new to you.

Exchange Limitations

Keep in mind that mutual funds are not intended to be used as vehicles for frequent trading in response to short-term market fluctuations. Market-timing and similar investment strategies disrupt efficient portfolio management and increase transaction costs for all shareholders. For this reason, we have instituted certain policies to discourage excessive exchange or simultaneous order transactions.

 Simultaneous order transactions
 involve a redemption from one
 SAFECO Fund and reinvestment
 immediately or shortly thereafter
 into another SAFECO Fund. We will
 use our discretion in determining
 when a simultaneous order
 transaction takes place.


 . You may enter no more than four exchanges or simultaneous order transactions per calendar year. However, we reserve the right to refuse exchanges or simultaneous order transactions at any time. In addition, in the case where an exchange could adversely affect the performance and investment objective of the Fund, we may terminate exchange privileges without prior notice. Under normal circumstances, we will give you 60 days' notice before terminating your exchange privileges. These limitations will not affect your ability to redeem your shares from any of the Funds, but may prevent you from purchasing the shares of another Fund with your redemption proceeds.
 . You may buy shares of a SAFECO Fund by exchange only if it is qualified for sale in the state where you live.

How to Make an Exchange

                                    By Mail

 1. Send a letter specifying:
 .  Account number
 .  Name of the Fund you wish to exchange out of
 .  Name of the Fund you wish to exchange into
 .  Amount of the exchange (number of shares or dollar amount)
 2. Have the letter signed by the owner(s) of the account. You must have specified on your account application the number of signatures required to authorize the exchange of shares.
--------------------------------------------------------------------------------
 Mail to: SAFECO Mutual Funds
          P.O. Box 34890
          Seattle, WA 98124-1890

                                   In Person

 Visit the SAFECO Investor Center at 4333 Brooklyn Avenue NE, Seattle, Washington 98105.
--------------------------------------------------------------------------------
 A representative will be there to help you with your exchange.

                                    By Phone

 This option is not available for shares issued in certificate form.
 1. You must exchange $1,000 or more.
 2. To become eligible for this service, you must choose it on your initial application or we must have received your written request prior to your use. You must also designate any other authorized users.
 3. Understand that:
 .  We record all calls for your protection, and a representative may ask you for identifying information, such as your Social Security number.
 . Although our representatives employ security measures to prevent unauthorized account access, we cannot assure you that telephone activity will be completely secure or free of delays or malfunctions.
    So long as we follow reasonable security procedures, you must be willing to assume the risk of any loss.
 .  During times of unusual market volatility, you may find it difficult to access SAFECO by phone.
 .  SAFECO is not responsible for the negligence or wrongful acts of third parties.
 .  We may suspend, limit, modify, or terminate telephone transaction privileges at any time without prior notice.
--------------------------------------------------------------------------------
 Toll-free Client Services:
 1-800-624-5711
 24-hour Automated Service Line:
 1-800-835-4391

                                On the Internet

 This option is not available for shares issued in certificate form.
 1. You must exchange $1,000 or more in share value.
 2. You are automatically enrolled in this service unless you decline it on your initial application.
 3. Understand that:

 .  Although our Web site employs security measures to prevent unauthorized account access, we cannot assure you that Internet activity will be completely secure or free of delays or malfunctions.
    So long as we follow reasonable security procedures, you must be willing to assume the risk of any loss.
 .  During times of unusual market volatility, you may find it difficult to access SAFECO over the Internet.
 .  SAFECO is not responsible for the negligence or wrongful acts of third parties.
 .  We may suspend, limit, modify, or terminate Internet transaction privileges at any time without prior notice.
--------------------------------------------------------------------------------
 Visit the SAFECO Mutual Funds Web site at www.safecofunds.com

                  Through a Registered Securities Dealer, Bank
                         or Other Financial Institution

 A securities dealer that has a contract with the Fund distributor may submit exchange requests for you.
 Understand that:
 .  The dealer may charge you a fee. (SAFECO has no control over or involvement in this fee.)
 . Your securities dealer is responsible for the prompt forwarding of instructions on your account and is bound by the terms of this prospectus.
 . SAFECO is not responsible for the actions and recommendations of your securities dealer.
--------------------------------------------------------------------------------
 Call or visit:
 Any registered securities dealer.

                    Through a Registered Investment Advisor

 A registered investment advisor may submit exchange requests for you. Understand that:
 . Your advisor may charge you a fee. (SAFECO has no control over or involvement in this fee.)
 .  Your advisor is responsible for the prompt forwarding of instructions on your account and is bound by the terms of this prospectus.
 .  SAFECO is not responsible for the actions and recommendations of your advisor.
--------------------------------------------------------------------------------
 Call or visit:
 Any registered investment advisor meeting all of the following conditions:
 . Has a signed agreement with SAFECO, and . Has a power of attorney on file with us.

Maintaining Your Account

Account Statements

Each quarter you will receive an account statement showing your Fund holdings and any transactions that have occurred during the statement period. You will also receive a statement after each transaction that affects your account balance, other than investments made using our Automatic Investment Method. Please review the statement for accuracy as soon as you receive it. If you don't notify us within 30 days, we will assume the transactions listed on your statement are correct.

We will also be sending you semi-annual and annual reports. To reduce the volume of mail, we will send only one copy of these reports and the prospectus to a household (same surname, same address) unless you request otherwise. Certain documents may be delivered to you electronically, at your request.

Maintaining and servicing small accounts increases expenses for all shareholders. For this reason, we may close your account if it falls below $100. If this happens, we will first give you at least 60 days' notice, then redeem your shares at net asset value and send the proceeds to you. In addition, accounts with balances under $1,000 in a Fund will be charged a $12 "small account" fee. The small account fee will automatically be deducted from your account. The valuation of accounts and the fee deduction are expected to take place during the last five business days of December. We will waive the fee if combined SAFECO Mutual Fund balances for the same shareholder tax ID number exceed $10,000.

We will reinvest into your account any dividends and distribution checks that are returned to us as "undeliverable" that remain outstanding over six months after the issue date. This reinvestment will reflect the NAV next computed after the check is cancelled. Subsequent distributions may also be reinvested.

Account Changes

To change your account registration:

Call (800) 624-5711 to request a change of registration form. Make sure the form is signed by the authorized owner(s) of the account as specified on your account application. We may require certified copies of supporting documents (e.g., death certificates and court orders) and a signature guarantee before we can process the request.

To make changes to your Automatic Investment Method or Systematic Withdrawal
Plan:

Send your request in writing to SAFECO Mutual Funds, P.O. Box 34890, Seattle, WA 98124-1890. Or, if you have previously selected the single signature authorization for your account, and have enrolled in the telephone option service, you may place your request by telephone.

                             SAFECO Family of Funds

 Stability of Principal

 SAFECO Money Market Fund
 SAFECO Tax-Free Money Market Fund

 Bond Income

 SAFECO Intermediate-Term U.S. Treasury Fund
 SAFECO GNMA Fund
 SAFECO High-Yield Bond Fund
 SAFECO Managed Bond Fund

 Tax-Free Bond Income

 SAFECO Intermediate-Term Municipal Bond Fund
 SAFECO Insured Municipal Bond Fund
 SAFECO Municipal Bond Fund
 SAFECO California Tax-Free Income Fund

 High Current Income with Long-Term Growth

 SAFECO Dividend Income Fund

 Long-Term Growth

 SAFECO Growth Opportunities Fund
 SAFECO Equity Fund
 SAFECO Northwest Fund
 SAFECO International Stock Fund
 SAFECO Balanced Fund
 SAFECO Small Company Value Fund
 SAFECO U.S. Value Fund

                              For More Information


If you would like more information, the following documents are available free upon request:

Annual/Semi-annual Reports

Additional information about a Fund's investments is available in the Fund's annual and semi-annual reports. In a Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected its performance during the last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Funds. A current SAI is on file with the Securities and Exchange Commission, is incorporated herein by reference and is legally considered part of this prospectus.

For copies of these documents or for other information about the Funds:

Write to:               SAFECO Mutual Funds
                        P.O. Box 34890
                        Seattle, WA 98124-1890

Call:                   1-800-624-5711

      Deaf and Hard of Hearing TTY/TDD Service: 1-800-438-8718

Visit our Web site:     www.safecofunds.com

E-Mail:                 mfunds@safeco.com

Or contact the SEC:     [Note: The SEC may charge a fee to copy documents]

Write to:               SEC Public Reference Section

                        Washington, DC 20549-0102

E-Mail:                 publicinfo@sec.gov

Visit the SEC Web site: http://www.sec.gov

Visit the SEC:          SEC Public Reference Room
                        450 Fifth Street, N.W.

                        Washington, DC

Information on the operation of the SEC's Public Reference Room is available by calling the SEC at 1-202-942-8090

                                          SEC 1940 Act File Number 811-6167